UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2007

1.811316.103

GVP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 43.5%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 11.6%
2/6/08 to 7/25/08	4.32 to 5.15%	$ 1,963,070	$ 1,947,483
Federal Home Loan Bank - 24.9%
1/2/08 to 12/15/08	4.35 to 5.32 (b)	4,185,000	4,182,161
Freddie Mac - 7.0%
1/7/08 to 7/21/08	4.33 to 5.25	1,195,281	1,185,709
TOTAL FEDERAL AGENCIES			7,315,353
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills - 0.3%
5/8/08	3.74 to 3.87	58,715	57,934
Repurchase Agreements - 56.0%
	Maturity Amount (000s)
In a joint trading account at:
4.75% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 92,546	92,522
4.8% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	5,597,820	5,596,328
With:
BNP Paribas Securities Corp. At:
4.6%, dated 12/14/07 due 1/14/08 (Collateralized by Mortgage Loan Obligations valued at $309,750,183, 1% - 7.5%, 10/15/18 - 3/25/37)	301,188	300,000
4.64%, dated 11/7/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $363,102,010, 0% - 6.5%, 11/25/08 - 5/15/37)	352,752	350,000
4.72%, dated 12/10/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $311,998,019, 5% - 6%, 4/15/23 - 12/25/36)	303,109	302,000
5.75%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $537,831,753, 0% - 6.5%, 12/25/18 - 7/15/37)	522,167	522,000

	Maturity Amount (000s)	Value (000s)
CS First Boston Corp. At:
4.52%, dated 10/29/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $290,818,311, 0% - 6.78%, 1/17/08 - 7/15/37)	$ 283,199	$ 280,000
5.3%, dated 5/29/07 due 5/28/08 (Collateralized by Mortgage Loan Obligations valued at $110,088,029, 0% - 6.5%, 1/17/08 - 4/15/33)	108,535	103,000
Deutsche Bank Securities, Inc. At:
5.25%, dated:
4/13/07 due 4/11/08 (Collateralized by Mortgage Loan Obligations valued at $49,785,691, 5.5%, 9/1/37)	49,495	47,000
5/3/07 due 1/28/08 (Collateralized by Mortgage Loan Obligations valued at $82,391,010, 5%, 8/1/37)	81,071	78,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by Mortgage Loan Obligations valued at $105,090,601, 5.5%, 9/1/37)	105,460	100,000
ING Financial Markets LLC At 4.65%, dated 12/13/07 due 1/14/08 (Collateralized by Mortgage Loan Obligations valued at $308,756,318, 1.46% - 8.67%, 1/1/19 - 7/1/42)	303,248	302,000
Lehman Brothers, Inc. At 4.5%, dated 12/12/07 due 1/14/08 (Collateralized by Mortgage Loan Obligations valued at $307,750,395, 5.5% - 7%, 11/1/27 - 7/1/37)	302,242	301,000
Morgan Stanley & Co., Inc. At 5.25%, dated 4/27/07 due 1/22/08 (Collateralized by Mortgage Loan Obligations valued at $78,479,246, 5.5%, 3/1/35)	73,796	71,000
UBS Warburg LLC At:
4.6%, dated 12/4/07 due 3/3/08 (Collateralized by Mortgage Loan Obligations valued at $306,035,129, 5% - 6%, 11/1/17 - 12/1/37)	302,439	299,000
4.7%, dated 10/18/07 due 4/15/08 (Collateralized by Mortgage Loan Obligations valued at $280,122,614, 5% - 6.5%, 1/1/33 - 11/1/37)	278,392	272,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
4.75%, dated 10/4/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $112,472,899, 5.5% - 6%, 7/1/37 - 12/1/37)	$ 110,366	$ 109,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by Mortgage Loan Obligations valued at $175,641,835, 5.37% - 6.38%, 1/25/28 - 9/15/37)	176,114	168,000
5.25%, dated 1/10/07 due 1/10/08 (Collateralized by Mortgage Loan Obligations valued at $76,918,051, 5.19% - 5.98%, 4/15/18 - 5/15/36)	74,779	71,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by Mortgage Loan Obligations valued at $53,093,055, 5.27% - 6.53%, 6/25/31 - 3/15/34)	52,705	50,000
TOTAL REPURCHASE AGREEMENTS		9,413,850
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $16,787,137)		16,787,137
NET OTHER ASSETS - 0.2%		29,906
NET ASSETS - 100%		$ 16,817,043
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$92,522,000 due 1/02/08 at 4.75%
Banc of America Securities LLC	$ 92,522

$5,596,328,000 due 1/02/08 at 4.80%
ABN AMRO Bank N.V., New York Branch	$ 709,657
Bear Stearns & Co., Inc.	2,483,801
ING Financial Markets LLC	2,402,870
$ 5,596,328
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $16,787,137,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2007

1.811317.103
MMP-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 23.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.7%
Wachovia Bank NA
3/28/08	5.40%	$ 305,000	$ 305,000
London Branch, Eurodollar, Foreign Banks - 9.1%
Banco Santander SA
4/7/08 to 4/9/08	5.16	254,000	254,007
Bank of Scotland PLC
3/27/08	5.00	261,000	261,000
Barclays Bank PLC
3/4/08	5.25 to 5.35	364,000	364,000
Calyon
6/10/08	4.90	164,000	164,000
Credit Agricole SA
2/1/08	4.85	191,000	191,000
Credit Industriel et Commercial
1/22/08 to 4/14/08	5.06 to 5.27	1,342,000	1,342,000
HBOS Treasury Services PLC
2/11/08	5.30	157,000	157,000
Landesbank Hessen-Thuringen
2/4/08 to 2/20/08	4.88 to 5.40	647,000	647,000
Societe Generale
1/3/08 to 1/17/08	5.20 to 5.30	246,000	246,000
Unicredito Italiano SpA
3/17/08	5.15	128,000	128,000
			3,754,007
New York Branch, Yankee Dollar, Foreign Banks - 13.9%
Banco Bilbao Vizcaya Argentaria SA
1/9/08 to 2/29/08	5.15 to 5.25	252,000	252,002
Bank of Scotland PLC
1/3/08 to 6/9/08	4.92 to 5.42 (c)	1,013,000	1,013,000
Barclays Bank PLC
2/6/08 to 2/27/08	4.88 to 5.12	546,000	546,000
Canadian Imperial Bank of Commerce
1/23/08	4.90 (c)	230,000	230,000
Credit Suisse First Boston
1/28/08 to 3/17/08	4.96 to 5.17 (c)	694,000	694,000
Credit Suisse Group
6/5/08	5.40	368,000	368,000
Deutsche Bank AG
3/3/08 to 4/18/08	5.19 to 5.31 (c)	419,000	419,000
HBOS Treasury Services PLC
1/7/08 to 2/11/08	5.30 to 5.75	367,000	367,000
Norddeutsche Landesbank
1/22/08 to 3/4/08	4.88 to 5.34	103,000	103,000
Royal Bank of Scotland PLC
1/22/08 to 5/12/08	4.96 to 5.00	362,000	362,000
Societe Generale
1/16/08	5.40	170,000	170,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Mitsui Banking Corp.
1/28/08 to 3/31/08	5.04 to 5.13%	$ 110,000	$ 110,000
Svenska Handelsbanken AB
5/30/08 to 6/3/08	4.89	348,000	348,003
UBS AG
2/19/08 to 6/9/08	4.92 to 5.46	555,000	555,000
Unicredito Italiano SpA
1/18/08	5.23	195,000	195,000
			5,732,005
TOTAL CERTIFICATES OF DEPOSIT			9,791,012
Commercial Paper - 29.0%

Amsterdam Funding Corp.
1/9/08 to 2/1/08	4.97 to 6.18	712,000	710,392
Banco Espirito Santo
1/22/08	5.37	8,000	7,976
Bank of America Corp.
2/13/08	5.37	434,000	431,290
Bavaria TRR Corp.
2/1/08 to 2/12/08	5.11 to 5.43	344,000	342,210
Bryant Park Funding LLC
1/11/08 to 3/18/08	5.01 to 5.94	216,008	215,001
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/18/08 to 2/15/08	5.09 to 5.37	640,939	638,338
Citigroup Funding, Inc.
2/11/08 to 2/22/08	4.96 to 5.48	417,000	414,261
DEPFA BANK PLC
1/28/08	5.05	201,000	200,249
DnB NOR Bank ASA
1/22/08	4.80	53,000	52,853
Emerald (MBNA Credit Card Master Note Trust)
1/10/08 to 2/4/08	5.17 to 5.38	350,061	348,993
Falcon Asset Securitization Corp.
1/17/08 to 2/15/08	4.94 to 6.03	697,304	694,394
Govco, Inc.
3/3/08 to 3/20/08	5.42 to 5.52	338,000	334,712
Grampian Funding LLC
1/15/08	5.29	87,000	86,824
HSH Nordbank AG
1/14/08	5.31	84,000	83,841
Intesa Funding LLC
2/4/08	5.20	116,000	115,440
Jupiter Securitization Corp.
1/11/08 to 3/6/08	4.96 to 6.00	382,813	381,148
Landesbank Baden-Wuert
1/31/08	5.50	165,000	164,262
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Links Finance LLC
1/22/08 to 2/15/08	5.49% (b)	$ 54,000	$ 53,731
Mont Blanc Capital Corp.
1/9/08	6.03	100,000	99,867
Monument Gardens Funding
1/11/08 to 4/7/08	4.91 to 5.35	344,309	342,235
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45	169,000	166,506
Nationwide Building Society
1/14/08 to 3/20/08	4.96 to 5.30	388,000	385,365
Norddeutsche Landesbank Girozentrale
1/16/08 to 2/7/08	4.88 to 5.35 (b)	123,000	122,632
1/18/08	5.35	18,000	17,955
Palisades (Citibank Omni Master Trust)
2/11/08 to 2/14/08	5.90	530,000	526,340
Park Avenue Receivables Corp.
1/8/08 to 2/8/08	4.88 to 6.03 (b)	700,844	698,294
Santander Finance, Inc.
3/25/08	5.11	185,000	182,850
Sheffield Receivables Corp.
1/8/08 to 3/12/08	4.88 to 6.23	1,615,300	1,609,064
Thames Asset Global Securities No. 1, Inc.
1/10/08 to 2/26/08	4.80 to 6.18	1,192,470	1,187,827
UniCredito Italiano Bank (Ireland) PLC
2/14/08	5.35	259,000	257,351
Variable Funding Capital Co. LLC
2/5/08 to 2/8/08	4.96 to 5.21 (b)	640,000	636,735
Windmill Funding Corp.
1/9/08 to 2/14/08	5.00 to 6.03	511,000	509,120
TOTAL COMMERCIAL PAPER			12,018,056
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
4/3/08	3.34	163,225	161,859
Bank Notes - 0.0%

M&I Marshall & Ilsley Bank
1/15/08	5.06 (c)	15,000	15,000
Master Notes - 3.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Asset Funding Co. III LLC
1/7/08 to 1/14/08	5.31 to 5.45% (c)(e)	$ 574,000	$ 574,000
Bear Stearns International Ltd.
3/31/08	5.48 (c)	157,000	157,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(e)	442,000	442,000
Lehman Brothers Holdings, Inc.
1/14/08 to 4/29/08	4.65 to 5.31 (c)(e)	109,000	109,000
Lehman Commercial Paper, Inc.
1/2/08	4.95 (c)(e)	121,000	121,000
TOTAL MASTER NOTES			1,403,000
Medium-Term Notes - 26.4%

AIG Matched Funding Corp.
1/2/08 to 3/15/08	4.98 to 5.28 (b)(c)	483,000	483,000
2/15/08	4.86 (c)	164,000	164,000
Allstate Life Global Funding II
1/8/08 to 1/28/08	4.90 to 5.31 (b)(c)	81,000	81,000
Australia & New Zealand Banking Group Ltd.
1/24/08	4.92 (b)(c)	44,000	44,000
Bancaja US Debt SAU
1/23/08	5.40 (b)(c)	111,000	111,000
Banco Santander Totta SA
1/16/08	5.04 (b)(c)	190,000	190,000
Banesto SA
1/18/08	5.20 (b)(c)	162,000	162,000
Bank of America NA
1/25/08 to 2/11/08	4.89 to 5.08 (c)	421,000	420,985
Banque Federative du Credit Mutuel
1/14/08	5.21 (b)(c)	143,000	143,000
Bayerische Landesbank Girozentrale
1/15/08 to 2/19/08	4.95 to 5.28 (c)	270,000	270,000
Beta Finance, Inc./Beta Finance Corp.
1/9/08 to 1/15/08	5.18 (b)(c)	85,000	84,982
BMW U.S. Capital LLC
1/15/08	5.05 (c)	7,000	7,000
BNP Paribas SA
1/3/08 to 2/7/08	4.85 to 5.17 (c)	57,000	56,938
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	73,000	72,948
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BP Capital Markets plc
3/11/08	5.07% (c)	$ 171,000	$ 171,000
Caixa Catalunya
3/4/08	5.16 (b)(c)	174,000	174,000
Caja de Ahorros Pens Barcelona
1/23/08	5.15 (b)(c)	260,000	260,000
Caja Madrid SA
1/22/08	5.35 (c)	78,000	78,000
Calyon
1/31/08	4.81 (c)	253,000	252,912
CC USA, Inc.
1/9/08	5.18 (b)(c)	62,000	61,987
Citigroup Funding, Inc.
2/13/08 to 2/14/08	4.87 to 4.88 (c)	519,000	519,000
Commonwealth Bank of Australia
1/24/08	4.92 (b)(c)	41,000	41,000
Compagnie Financiere du Credit Mutuel
3/10/08	5.35 (b)(c)	97,000	97,000
Credit Agricole SA
3/25/08	4.85 (b)(c)	281,000	281,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	160,000	160,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	190,000	190,000
Danske Bank A/S
1/22/08	4.92 (b)(c)	250,000	249,987
DnB NOR Bank ASA
1/25/08	4.87 (b)(c)	279,000	279,000
Dorada Finance, Inc.
1/9/08	5.18 (b)(c)	47,000	46,990
General Electric Capital Corp.
1/7/08 to 3/12/08	4.92 to 5.31 (c)	471,100	471,084
Genworth Life Insurance Co.
1/2/08	5.30 (c)(e)	40,000	40,000
Goldman Sachs Group, Inc.
1/25/08	5.08 (b)(c)	150,000	150,000
HBOS Treasury Services PLC
3/25/08	4.95 (b)(c)	150,000	150,000
HSBC Finance Corp.
1/7/08 to 1/24/08	4.95 to 5.26 (c)	301,000	301,000
HSBC USA, Inc.
1/15/08	5.04 (c)	100,000	100,000
HSH Nordbank AG
1/22/08 to 1/24/08	4.94 to 4.96 (b)(c)	216,000	216,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ING USA Annuity & Life Insurance Co.
3/25/08	4.98% (c)(e)	$ 30,000	$ 30,000
Intesa Bank Ireland PLC
1/25/08	4.88 (b)(c)	260,000	260,000
Links Finance LLC
1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	135,000	134,993
Merrill Lynch & Co., Inc.
1/4/08 to 1/28/08	4.90 to 5.32 (c)	199,000	199,013
MetLife Insurance Co. of Connecticut
1/2/08	5.31 (c)(e)	30,000	30,000
Metropolitan Life Global Funding I
1/7/08 to 1/28/08	4.97 to 5.28 (b)(c)	65,994	65,994
Monumental Global Funding 2007
2/29/08	5.21 (b)(c)	82,000	82,000
Morgan Stanley
1/2/08 to 3/7/08	4.21 to 5.32 (c)	315,895	315,908
National Rural Utils. Coop. Finance Corp.
1/4/08	5.25 (c)	12,000	12,000
Nationwide Building Society
3/28/08	4.92 (c)	20,000	20,004
New York Life Insurance Co.
2/15/08	4.95 (c)(e)	130,000	130,000
Pacific Life Global Funding
1/4/08 to 1/14/08	5.27 to 5.31 (b)(c)	35,000	35,000
RACERS
1/22/08	5.05 (b)(c)	170,000	170,000
Royal Bank of Canada
1/10/08 to 1/31/08	4.79 to 5.30 (c)	86,000	85,954
Royal Bank of Scotland PLC
1/11/08 to 1/22/08	4.94 to 5.26 (b)(c)	121,000	120,993
Security Life of Denver Insurance Co.
2/28/08	5.15 (c)(e)	20,000	20,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.39 (b)(c)	483,000	482,984
Skandinaviska Enskilda Banken AB
3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	404,000	403,977
Svenska Handelsbanken AB
1/14/08	5.17 (b)(c)	185,000	185,000
U.S. Bank NA, Cincinnati
1/8/08	5.18 (c)	22,500	22,496
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UniCredito Italiano Bank (Ireland) PLC
1/11/08 to 1/15/08	5.05 to 5.24% (b)(c)	$ 542,000	$ 541,714
Verizon Communications, Inc.
3/17/08	4.99 (c)	195,000	195,000
Wachovia Bank NA
1/3/08 to 1/25/08	4.98 to 5.20 (c)	303,000	302,951
WestLB AG
1/10/08 to 3/31/08	4.88 to 5.30 (b)(c)	117,000	117,000
Westpac Banking Corp.
2/14/08 to 3/4/08	4.89 to 5.23 (b)(c)	340,000	339,973
3/11/08	5.20 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			10,923,767
Short-Term Notes - 1.4%

Hartford Life Insurance Co.
3/3/08	5.27 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
1/2/08	5.28 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
1/2/08	5.33 (c)(e)	65,000	65,000
Monumental Life Insurance Co.
1/2/08	5.37 to 5.40 (c)(e)	91,000	91,000
New York Life Insurance Co.
1/2/08	5.31 (c)(e)	215,000	215,000
Transamerica Occidental Life Insurance Co.
2/1/08	5.08 (c)(e)	95,000	95,000
TOTAL SHORT-TERM NOTES			578,000
Asset-Backed Securities - 1.4%

Aardvark ABS CDO
1/7/08	5.28 (b)(c)	130,618	130,618
Le Monde CDO I PLC / LLC
3/5/08	5.28 (b)(c)	145,267	145,253
Master Funding Trust I
3/25/08 to 6/25/08	4.85 to 4.88 (b)(c)	177,718	177,718
PASA Funding 2007 Ltd.
1/7/08	5.45 (b)(c)	100,000	100,000
Wachovia Asset Securitization Issuance LLC
6/25/35	4.86 (b)(c)	6,531	6,531
Wind Trust
1/25/08	4.87 (b)(c)	21,461	21,461
TOTAL ASSET-BACKED SECURITIES			581,581
Repurchase Agreements - 14.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
4.75% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 173,274	173,228
4.8% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	71,791	71,772
With:
Banc of America Securities LLC At:
4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $191,810,249, 5.81% - 8.5%, 5/12/08 - 12/15/65)	188,049	188,000
4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $854,923,172, 5.2% - 10.25%, 4/15/08 - 8/1/66)	814,213	814,000
Barclays Capital, Inc. At 4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $189,769,012, 5% - 9.75%, 12/9/08 - 5/1/42)	186,048	186,000
Credit Suisse First Boston, Inc. At 4.72%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $590,792,207, 0.11% - 12.78%, 9/1/08 - 6/7/52)	566,148	566,000
Deutsche Bank Securities, Inc. At:
4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $219,506,692, 5.53% - 6.18%, 8/28/36 - 9/28/46)	209,054	209,000
4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $:
107,128,590, 2.25% - 4.13%, 9/9/08 - 8/15/23)	102,027	102,000
219,357,262, 5.6%, 10/28/47)	215,056	215,000
5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $97,689,420, 2.12% - 10%, 9/15/09 - 7/15/34)	93,226	92,000
Goldman Sachs & Co. At:
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $211,772,167, 5.54% - 6.46%, 1/9/09 - 3/25/47)	202,586	200,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. At:
5%, dated 10/26/07 due 1/24/08 (Collateralized by Corporate Obligations valued at $192,905,796, 0% - 6.5%, 9/15/09 - 4/15/37)	$ 184,275	$ 182,000
5.4%, dated 11/29/07 due 1/15/08 (Collateralized by Mortgage Loan Obligations valued at $:
15,434,640, 5.5% - 6.5%, 8/1/37 - 11/1/37)	15,106	15,000
175,929,623, 0% - 7.25%, 2/1/08 - 1/12/43)	172,206	171,000
Lehman Brothers, Inc. At:
4.62%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $57,752,359, 0% - 13.91%, 12/7/09 - 2/15/27)	55,014	55,000
4.72%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $126,480,678, 3.44% - 8.3%, 11/15/08 - 12/21/57)	124,033	124,000
4.85%, dated 11/6/07 due 1/7/08 (Collateralized by Corporate Obligations valued at $49,340,854, 7.06%, 12/20/37) (c)(d)	48,401	48,000
4.9%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $50,793,974, 3.45% - 7.17%, 6/3/30 - 12/12/43) (c)(d)	48,405	48,000
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $99,557,597, 0% - 7.4%, 8/15/18 - 10/15/49)	95,189	94,000
5%, dated:
10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $92,152,063, 5.34% - 10.94%, 3/25/15 - 12/10/51)	88,112	87,000
12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $397,803,961, 0% - 10.1%, 1/16/08 - 12/15/66)	390,108	390,000
Merrill Lynch, Pierce, Fenner & Smith At:
4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $1,431,631,148, 0.12% - 10%, 2/15/09 - 10/25/56)	1,402,362	1,402,000

	Maturity Amount (000s)	Value (000s)
4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Equity Securities valued at $521,902,955, 1/5/30 - 4/9/37)	$ 497,130	$ 497,000
TOTAL REPURCHASE AGREEMENTS		5,930,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $41,402,275)	41,402,275
NET OTHER ASSETS - 0.0%	(9,603)
NET ASSETS - 100%	$ 41,392,672
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,688,547,000 or 21.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,074,000,000 or 5.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.31%, 1/7/08	11/7/06	$ 157,000
5.32%, 1/7/08	8/29/06	$ 151,000
5.45%, 1/14/08	10/10/07	$ 266,000
Genworth Life Insurance Co. 5.3%, 1/2/08	3/30/07	$ 40,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 442,000
Hartford Life Insurance Co. 5.27%, 3/3/08	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co. 4.98%, 3/25/08	6/23/05	$ 30,000
Jackson National Life Insurance Co. 5.28%, 1/2/08	3/31/03	$ 47,000
Security	Acquisition Date	Cost (000s)
Lehman Brothers Holdings, Inc.: 4.65%, 4/29/08	12/11/06	$ 30,000
5.31%, 1/14/08	1/10/07	$ 79,000
Lehman Commercial Paper, Inc. 4.95%, 1/2/08	9/28/07	$ 121,000
MetLife Insurance Co. of Connecticut 5.31%, 1/2/08	3/28/07	$ 30,000
Metropolitan Life Insurance Co. 5.33%, 1/2/08	3/26/02	$ 65,000
Monumental Life Insurance Co.: 5.37%, 1/2/08	7/31/98 - 9/17/98	$ 36,000
5.4%, 1/2/08	3/12/99	$ 55,000
New York Life Insurance Co.: 4.95%, 2/15/08	11/9/07	$ 130,000
5.31%, 1/2/08	2/28/02 - 12/19/02	$ 215,000
Security Life of Denver Insurance Co. 5.15%, 2/28/08	8/26/05	$ 20,000
Transamerica Occidental Life Insurance Co. 5.08%, 2/1/08	4/28/00	$ 95,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$173,228,000 due 1/02/08 at 4.75%
Banc of America Securities LLC	$ 173,228
$71,772,000 due 1/02/08 at 4.80%
ABN AMRO Bank N.V., New York Branch	$ 9,101
Bear Stearns & Co., Inc.	31,855
ING Financial Markets LLC	30,816
$ 71,772
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $41,402,275,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2007

1.811333.103

DOM-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 20.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 8.4%
Banco Santander SA
4/7/08 to 4/9/08	5.16%	$ 108,000	$ 108,003
Bank of Scotland PLC
3/27/08	5.00	115,000	115,000
Barclays Bank PLC
3/4/08	5.25 to 5.35	155,000	155,000
Calyon
6/10/08	4.90	64,000	64,000
Credit Agricole SA
2/1/08	4.85	82,000	82,000
Credit Industriel et Commercial
1/22/08 to 4/14/08	5.06 to 5.27	556,000	556,000
HBOS Treasury Services PLC
2/11/08	5.30	69,000	69,000
Landesbank Hessen-Thuringen
2/4/08 to 2/5/08	4.88 to 5.25	164,000	164,000
Societe Generale
1/3/08 to 1/17/08	5.20 to 5.30	108,000	108,000
Unicredito Italiano SpA
3/17/08	5.15	55,000	55,000
			1,476,003
New York Branch, Yankee Dollar, Foreign Banks - 11.6%
Banco Bilbao Vizcaya Argentaria SA
1/9/08 to 2/29/08	5.15 to 5.25	54,000	54,000
Bank of Scotland PLC
1/3/08 to 6/9/08	4.92 to 5.42 (c)	523,000	523,000
Barclays Bank PLC
2/6/08 to 2/27/08	4.88 to 5.12	219,000	219,000
Canadian Imperial Bank of Commerce
1/23/08	4.90 (c)	170,000	170,000
Credit Suisse First Boston
1/28/08 to 3/17/08	4.96 to 5.17 (c)	300,000	300,000
Credit Suisse Group
6/5/08	5.40	80,000	80,000
Deutsche Bank AG
3/3/08	5.19 (c)	65,000	65,000
HBOS Treasury Services PLC
2/11/08	5.30	69,000	69,000
Norddeutsche Landesbank
1/22/08 to 2/5/08	4.88 to 5.25	21,000	21,000
Royal Bank of Scotland PLC
1/22/08 to 5/12/08	4.96 to 5.00	197,000	197,000
Sumitomo Mitsui Banking Corp.
1/28/08 to 3/31/08	5.04 to 5.13	45,000	45,000
Svenska Handelsbanken AB
6/3/08	4.89	60,000	60,001
Toronto-Dominion Bank
5/30/08	4.88	100,000	100,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
UBS AG
6/9/08	4.92%	$ 52,000	$ 52,000
Unicredito Italiano SpA
1/18/08	5.23	78,000	78,000
			2,033,001
TOTAL CERTIFICATES OF DEPOSIT			3,509,004
Commercial Paper - 28.1%

Amsterdam Funding Corp.
1/9/08 to 2/1/08	4.97 to 6.03	325,000	324,304
Asscher Finance Corp.
4/15/08	5.19 (b)	28,000	27,585
Banco Espirito Santo
1/22/08	5.15 to 5.37	28,000	27,917
Bank of America Corp.
2/13/08	5.37	175,000	173,907
Bavaria TRR Corp.
2/1/08 to 2/12/08	5.11 to 5.43	120,000	119,385
Bryant Park Funding LLC
1/11/08 to 3/18/08	5.08 to 5.94	70,000	69,700
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/18/08 to 2/15/08	5.09 to 5.37	201,500	200,671
Citigroup Funding, Inc.
2/11/08 to 2/22/08	4.96 to 5.36	90,000	89,422
DEPFA BANK PLC
1/28/08	5.05	85,000	84,683
DnB NOR Bank ASA
1/22/08	4.80	23,000	22,936
Emerald (MBNA Credit Card Master Note Trust)
1/10/08 to 2/4/08	5.17 to 5.38	202,000	201,354
Falcon Asset Securitization Corp.
1/17/08 to 2/14/08	4.94 to 6.03	225,209	224,290
Govco, Inc.
1/31/08 to 3/20/08	5.16 to 5.52	288,000	285,994
Grampian Funding LLC
1/15/08	5.29	35,000	34,929
HSH Nordbank AG
1/14/08	5.31	36,000	35,932
Intesa Funding LLC
2/4/08	5.20	47,000	46,773
Jupiter Securitization Corp.
1/11/08 to 3/6/08	4.96 to 6.00	206,826	205,954
Landesbank Baden-Wuert
1/31/08	5.50	66,000	65,705
Links Finance LLC
1/22/08 to 2/15/08	5.49 (b)	22,000	21,891
Monument Gardens Funding
1/11/08 to 4/7/08	4.91 to 5.35	144,000	143,136
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Morgan Stanley
2/15/08 to 6/13/08	5.29 to 5.45%	$ 69,000	$ 67,947
Nationwide Building Society
1/14/08 to 3/20/08	4.96 to 5.30	155,000	153,954
Norddeutsche Landesbank Girozentrale
1/15/08 to 2/6/08	4.88 to 5.35 (b)	50,000	49,859
1/18/08	5.35	7,000	6,983
Palisades (Citibank Omni Master Trust)
2/11/08 to 2/14/08	5.90 to 5.90	222,000	220,467
Park Avenue Receivables Corp.
1/8/08 to 2/8/08	4.88 to 6.03 (b)	343,000	341,892
Santander Finance, Inc.
3/25/08 to 6/9/08	4.92 to 5.11	162,000	159,321
Sheffield Receivables Corp.
1/9/08 to 3/12/08	4.88 to 6.23	604,500	602,122
Thames Asset Global Securities No. 1, Inc.
1/10/08 to 2/26/08	4.80 to 6.18	298,598	297,393
Variable Funding Capital Co. LLC
2/5/08 to 2/11/08	4.96 to 5.21 (b)	283,000	281,521
Windmill Funding Corp.
1/9/08 to 2/14/08	5.00 to 6.03	339,000	337,745
TOTAL COMMERCIAL PAPER			4,925,672
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills - 0.4%
4/3/08	3.34	72,300	71,695
Master Notes - 3.4%

Asset Funding Co. III LLC
1/7/08 to 1/14/08	5.31 to 5.45 (c)(e)	255,000	255,000
Bear Stearns International Ltd.
3/31/08	5.48 (c)	69,000	69,000
Goldman Sachs Group, Inc.
2/14/08	4.97 (c)(e)	168,000	168,000
Lehman Brothers Holdings, Inc.
1/14/08 to 4/29/08	4.65 to 5.31 (c)(e)	50,000	50,000
Lehman Commercial Paper, Inc.
1/2/08	4.95 (c)(e)	53,000	53,000
TOTAL MASTER NOTES			595,000
Medium-Term Notes - 28.4%

AIG Matched Funding Corp.
1/2/08 to 3/15/08	4.98 to 5.28 (b)(c)	199,000	199,000
2/15/08	4.86 (c)	71,000	71,000
Allstate Life Global Funding II
1/8/08 to 1/28/08	4.90 to 5.31 (b)(c)	31,000	31,000

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
ASIF Global Financing XXX
1/24/08	4.92% (b)(c)	$ 50,000	$ 50,000
Asscher Finance Corp.
3/6/08	5.40 (b)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
1/24/08	4.92 (b)(c)	26,000	26,000
Bancaja US Debt SAU
1/23/08	5.40 (b)(c)	46,000	46,000
Banesto SA
1/18/08	5.20 (b)(c)	70,000	70,000
Bank of America NA
1/25/08 to 2/11/08	4.89 to 5.08 (c)	161,075	161,069
Banque Federative du Credit Mutuel
1/14/08	5.21 (b)(c)	115,000	115,000
Bayerische Landesbank Girozentrale
1/15/08 to 2/19/08	4.95 to 5.28 (c)	135,000	135,000
Beta Finance, Inc./Beta Finance Corp.
1/9/08 to 1/15/08	5.18 (b)(c)	34,000	33,993
BNP Paribas SA
1/28/08	4.90 (b)(c)	67,400	67,400
1/3/08 to 2/7/08	4.85 to 5.17 (c)	24,000	23,974
BNP Paribas US Medium-Term Note Program LLC
3/17/08	4.96 (c)	29,000	28,979
BP Capital Markets plc
3/11/08	5.07 (c)	69,000	69,000
Caja Madrid SA
1/22/08	5.35 (c)	37,000	37,000
Calyon
1/31/08	4.81 (c)	101,000	100,965
CC USA, Inc.
1/9/08	5.18 (b)(c)	25,000	24,995
Citigroup Funding, Inc.
2/13/08 to 2/14/08	4.87 to 4.88 (c)	200,000	200,000
Commonwealth Bank of Australia
1/24/08	4.92 (b)(c)	26,000	26,000
Credit Agricole SA
3/25/08	4.85 (b)(c)	126,000	126,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	70,000	70,000
Cullinan Finance Ltd./Corp.
4/25/08 to 5/27/08	5.35 to 5.40 (b)	115,000	115,000
Danske Bank A/S
1/22/08	4.92 (b)(c)	100,000	99,995
DnB NOR Bank ASA
1/25/08	4.87 (b)(c)	205,000	205,000
Dorada Finance, Inc.
1/9/08	5.18 (b)(c)	19,000	18,996
General Electric Capital Corp.
1/7/08 to 3/12/08	4.92 to 5.31 (c)	514,250	514,127
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Genworth Life Insurance Co.
1/2/08	5.30% (c)(e)	$ 15,000	$ 15,000
Hartford Life Global Funding Trust
1/15/08	5.07 (c)	35,000	35,000
HSBC Finance Corp.
1/24/08	4.95 (c)	37,000	37,000
HSH Nordbank AG
1/24/08	4.96 (b)(c)	36,000	36,000
ING USA Annuity & Life Insurance Co.
3/25/08	4.98 (c)(e)	18,000	18,000
Intesa Bank Ireland PLC
1/25/08	4.88 (b)(c)	170,000	170,000
Links Finance LLC
1/14/08 to 1/22/08	5.15 to 5.22 (b)(c)	56,000	55,997
MBIA Global Funding LLC
1/30/08	4.86 (b)(c)	12,000	12,000
Merrill Lynch & Co., Inc.
1/4/08	5.32 (c)	26,000	26,008
Metropolitan Life Global Funding I
1/7/08 to 1/28/08	4.97 to 5.28 (b)(c)	39,087	39,087
Monumental Global Funding 2007
2/29/08	5.21 (b)(c)	35,000	35,000
Morgan Stanley
1/2/08 to 3/7/08	4.21 to 5.32 (c)	173,565	173,548
New York Life Insurance Co.
2/15/08	4.95 (c)(e)	55,000	55,000
Pacific Life Global Funding
1/4/08 to 1/14/08	5.27 to 5.31 (b)(c)	27,500	27,500
RACERS
1/22/08	5.05 (b)(c)	65,000	65,000
Royal Bank of Canada
1/31/08	4.79 (c)	26,000	25,982
1/7/08	5.22 (b)(c)	100,000	100,000
Royal Bank of Scotland PLC
1/11/08 to 1/22/08	4.94 to 5.26 (b)(c)	93,000	92,997
Security Life of Denver Insurance Co.
2/28/08	5.15 (c)(e)	14,000	14,000
Sigma Finance, Inc.
3/28/08 to 8/1/08	4.81 to 5.40 (b)(c)	307,000	306,994
Skandinaviska Enskilda Banken AB
3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	153,000	152,990
Societe Generale
1/2/08	5.23 (b)(c)	76,000	76,000
U.S. Bank NA, Cincinnati
1/8/08	5.18 (c)	9,000	8,998
UniCredito Italiano Bank (Ireland) PLC
1/11/08 to 1/15/08	5.05 to 5.24 (b)(c)	218,000	217,917

Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Wachovia Bank NA
1/25/08 to 1/28/08	4.86 to 4.98% (c)	$ 125,000	$ 124,996
Wells Fargo & Co.
1/15/08	5.11 (b)(c)	90,000	90,000
1/2/08	5.29 (c)	30,000	30,000
WestLB AG
1/10/08 to 3/31/08	4.88 to 5.30 (b)(c)	92,000	92,000
Westpac Banking Corp.
2/14/08 to 3/4/08	4.89 to 5.23 (b)(c)	130,000	129,990
3/11/08	5.20 (c)	15,000	15,000
TOTAL MEDIUM-TERM NOTES			4,993,497
Short-Term Notes - 1.2%

Hartford Life Insurance Co.
3/3/08	5.27 (c)(e)	25,000	25,000
Jackson National Life Insurance Co.
1/2/08	5.28 (c)(e)	10,000	10,000
Metropolitan Life Insurance Co.
1/2/08	5.33 (c)(e)	30,000	30,000
Monumental Life Insurance Co.
1/2/08	5.37 to 5.40 (c)(e)	20,000	20,000
New York Life Insurance Co.
1/2/08	5.31 (c)(e)	95,000	95,000
Transamerica Occidental Life Insurance Co.
2/1/08	5.08 (c)(e)	35,000	35,000
TOTAL SHORT-TERM NOTES			215,000
Asset-Backed Securities - 2.0%

Aardvark ABS CDO
1/7/08	5.28 (b)(c)	59,825	59,825
Le Monde CDO I PLC / LLC
3/5/08	5.28 (b)(c)	60,694	60,688
Master Funding Trust I
3/25/08 to 6/25/08	4.85 (b)(c)	75,000	75,000
PASA Funding 2007 Ltd.
1/7/08	5.45 (b)(c)	140,000	140,000
Wachovia Asset Securitization Issuance LLC
6/25/35	4.86 (b)(c)	4,898	4,898
Wind Trust
1/25/08	4.87 (b)(c)	10,000	10,000
TOTAL ASSET-BACKED SECURITIES			350,411
Municipal Securities - 0.3%

LoanStar Assets Partners LP Student Ln. Rev. Series A, 5.09%, VRDN 1/7/08 (c)	50,000		50,000
Repurchase Agreements - 16.4%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
4.75% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	$ 285,190	$ 285,115
4.8% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) #	102,341	102,314
With:
Banc of America Securities LLC At 4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $510,433,246, 6.25% - 11.63%, 6/16/08 - 9/25/35)	486,127	486,000
Barclays Capital, Inc. At 4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $117,330,303, 5.42% - 9.15%, 10/15/09 - 5/23/36)	115,030	115,000
Deutsche Bank Securities, Inc. At:
4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $306,679,205, 4.93% - 5.6%, 1/25/37 - 10/28/47)	292,075	292,000
4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Bond Obligations valued at $560,846,405, 0% - 6.16%, 6/15/11 - 10/28/47)	534,139	534,000
5.27%, dated 10/17/07 due 1/16/08 (Collateralized by Corporate Obligations valued at $39,287,916, 5.25% - 12.36%, 4/1/10 - 2/1/25)	37,493	37,000
Goldman Sachs & Co. At:
4.9%, dated 11/1/07 due 2/4/08 (Collateralized by Mortgage Loan Obligations valued at $89,026,631, 5.5% - 6.53%, 5/15/16 - 5/25/35)	85,086	84,000
5%, dated 10/26/07 due 1/24/08 (Collateralized by Corporate Obligations valued at $82,673,761, 0.63% - 5%, 2/15/14 - 5/15/24)	78,975	78,000
5.4%, dated 11/29/07 due 1/15/08 (Collateralized by Corporate Obligations valued at $73,814,545, 4.26% - 5.5%, 2/16/32 - 8/1/37)	72,508	72,000
Lehman Brothers, Inc. At:
4.62%, dated 12/31/07 due 1/2/08 (Collateralized by Corporate Obligations valued at $25,200,383, 0% - 11.13%, 8/1/08 - 7/15/25)	24,006	24,000
4.85%, dated 11/6/07 due 1/7/08 (Collateralized by Corporate Obligations valued at $19,529,288, 7.48%, 10/31/08) (c)(d)	19,159	19,000

	Maturity Amount (000s)	Value (000s)
4.9%, dated 11/6/07 due 1/7/08 (Collateralized by Mortgage Loan Obligations valued at $20,108,480, 0.06% - 8.71%, 12/21/17 - 2/25/47) (c)(d)	$ 19,160	$ 19,000
4.95%, dated 10/29/07 due 1/29/08 (Collateralized by Mortgage Loan Obligations valued at $42,363,884, 5.24% - 7.09%, 4/25/34 - 10/15/49)	40,506	40,000
5%, dated 10/29/07 due 1/29/08 (Collateralized by Corporate Obligations valued at $39,190,196, 5.51% - 9.43%, 9/1/12 - 10/27/36)	37,473	37,000
5.5%, dated 12/31/07 due 1/2/08 (Collateralized by Equity Securities valued at $77,701,857)	74,023	74,000
Merrill Lynch, Pierce, Fenner & Smith At:
4.65%, dated 12/31/07 due 1/2/08 (Collateralized by Mortgage Loan Obligations valued at $459,723,980, 1.18% - 6.14%, 1/25/08 - 2/12/51)	443,114	443,000
4.7%, dated 12/31/07 due 1/2/08 (Collateralized by Equity Securities valued at $147,201,880)	140,037	140,000
TOTAL REPURCHASE AGREEMENTS		2,881,429
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $17,591,708)	17,591,708
NET OTHER ASSETS - (0.2)%	(27,540)
NET ASSETS - 100%	$ 17,564,168
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,147,010,000 or 23.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $843,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.31%, 1/7/08	11/7/06	$ 70,000
5.32%, 1/7/08	8/29/06	$ 78,000
5.45%, 1/14/08	10/10/07	$ 107,000
Genworth Life Insurance Co. 5.3%, 1/2/08	7/31/07	$ 15,000
Goldman Sachs Group, Inc. 4.97%, 2/14/08	8/13/07	$ 168,000
Hartford Life Insurance Co. 5.27%, 3/3/08	12/16/03	$ 25,000
ING USA Annuity & Life Insurance Co. 4.98%, 3/25/08	6/23/05	$ 18,000
Jackson National Life Insurance Co. 5.28%, 1/2/08	3/31/03	$ 10,000
Lehman Brothers Holdings, Inc.: 4.65%, 4/29/08	12/11/06	$ 14,000
5.31%, 1/14/08	1/10/07	$ 36,000
Lehman Commercial Paper, Inc. 4.95%, 1/2/08	9/28/07	$ 53,000
Metropolitan Life Insurance Co. 5.33%, 1/2/08	3/26/02	$ 30,000
Monumental Life Insurance Co.: 5.37%, 1/2/08	9/17/98	$ 10,000
5.4%, 1/2/08	3/12/99	$ 10,000
New York Life Insurance Co.: 4.95%, 2/15/08	11/9/07	$ 55,000
5.31%, 1/2/08	2/28/02 - 12/19/02	$ 95,000
Security Life of Denver Insurance Co. 5.15%, 2/28/08	8/26/05	$ 14,000
Transamerica Occidental Life Insurance Co. 5.08%, 2/1/08	4/28/00	$ 35,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$285,115,000 due 1/02/08 at 4.75%
Banc of America Securities LLC	$ 285,115
$102,314,000 due 1/02/08 at 4.80%
ABN AMRO Bank N.V., New York Branch	$ 12,974
Bear Stearns & Co., Inc.	45,410
ING Financial Markets LLC	43,930
$ 102,314
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $17,591,708,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2007

1.811334.103

TAX-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
Alabama Gen. Oblig. Participating VRDN Series PZ 270, 3.51% (Liquidity Facility Wells Fargo & Co.) (a)(b)	$ 6,280	$ 6,280
Alabama Pub. School & College Auth. Rev. Participating VRDN Series GS 07 120, 3.48% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	31,970	31,970
Auburn Univ. Gen. Fee Rev. Participating VRDN Series Putters 2379, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,310	4,310
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	18,190	18,190
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series MS 947, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	6,000	6,000
Series Putters 1737, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Houston County Health Care Auth. Rev. Participating VRDN Series PT 879, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	20,195	20,195
Huntsville Health Care Auth. Rev.:
Bonds 5%, tender 3/3/08, LOC Regions Bank of Alabama (a)	15,000	15,033
Participating VRDN Series LB 07 FC12, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	41,750	41,750
Jefferson County Ltd. Oblig. School Warrants Series B, 3.5% (AMBAC Insured), VRDN (a)	600	600
Jefferson County Swr. Rev.:
Participating VRDN Series ROC II R 10153, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,920	8,920
Series 2003 B5, 3.45% (XL Cap. Assurance, Inc. Insured), VRDN (a)	10,100	10,100
Montgomery AlaHA Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 3.49%, LOC Regions Bank of Alabama, VRDN (a)	5,500	5,500
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,745	4,745
		177,593
Alaska - 0.4%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)(c)	4,935	4,935

	Principal Amount (000s)	Value (000s)
Anchorage Gen. Oblig. Participating VRDN Series ROC II R 2020, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 2,995	$ 2,995
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	24,780	24,780
North Slope Borough Gen. Oblig. Bonds Series 1997 A, 0% 6/30/08 (MBIA Insured)	10,935	10,759
		43,469
Arizona - 2.4%
Arizona Health Facilities Auth. Rev. Banner Health Participating VRDN Series BS 333, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,920	4,920
Arizona State Univ. Rev. Participating VRDN Series Solar 07 22, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,265	10,265
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,125	6,125
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 3.51% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,580	3,580
Chandler Gen. Oblig. Participating VRDN Series MS 06 1648, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	1,775	1,775
Goodyear Pub. Impt. Corp. Facilities Rev. Participating VRDN Series Merlots 07 D65, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,370	1,370
Maricopa County Cmnty. College District Participating VRDN Series ROC II R 876, 3.5% (Liquidity Facility Citibank NA) (a)(b)	17,015	17,015
Maricopa County Pub. Fin. Corp. Lease Rev. Participating VRDN:
Series MS 06 1863, 3.5% (Liquidity Facility Wells Fargo & Co.) (a)(b)	8,440	8,440
Series Putters 1841, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,700	3,700
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Putters 960, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,160	5,160
Series ROC II R 11032, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Series ROC II R 11033, 3.5% (Liquidity Facility Citibank NA) (a)(b)	7,330	7,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Mesa Util. Sys. Rev. Participating VRDN: - continued
Series ROC II R 11034, 3.5% (Liquidity Facility Citibank NA) (a)(b)	$ 6,665	$ 6,665
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series PZ 276, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	16,790	16,790
Series PZ 85, 3.5% (Liquidity Facility BNP Paribas SA) (a)(b)	13,575	13,575
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN Series ROC II R 11118, 3.5% (Liquidity Facility Citibank NA) (a)(b)	1,230	1,230
Participating VRDN Series AAB 05 54, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	15,700	15,700
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 2317, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,315	12,315
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series MS 1122, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	11,900	11,900
Series ROC II R 11190, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,630	3,630
Phoenix Gen. Oblig. Participating VRDN:
Series Merlots 07 H5, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,985	2,985
Series PT 1436, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	95	95
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 07 0012, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	13,850	13,850
Series MS 06 1430, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	7,850	7,850
Series MS 06 1840, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	9,215	9,215
Series MS 06 1841, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	6,698	6,698
Series PT 1512, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,630	1,630
Series ROC II R 640, 3.5% (Liquidity Facility Citibank NA) (a)(b)	7,440	7,440
Series B:
3.03% 3/5/08, CP	18,100	18,100
3.39% 3/6/08, CP	20,300	20,300
3.44% 3/6/08, CP	5,600	5,600

	Principal Amount (000s)	Value (000s)
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series ROC II R 11258, 3.52% (Liquidity Facility Citibank NA) (a)(b)	$ 18,900	$ 18,900
Tucson Wtr. Rev. Participating VRDN Series Putters 2237, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,200	7,200
Yuma Muni. Property Corp. Util. Sys. Rev. Participating VRDN Series Solar 07 115, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	18,105	18,105
		296,453
Arkansas - 0.3%
Arkansas Hosp. Equip. Fin. Auth. (Baptist Health Proj.) Series 1995, 3.47% (MBIA Insured), VRDN (a)	1,950	1,950
Little Rock Swr. Rev. Participating VRDN:
Series Floaters 06 2123, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	11,125	11,125
Series Floaters 06 2124, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	11,130	11,130
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	11,310	11,310
		35,515
California - 2.1%
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.6% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,400	4,400
California Gen. Oblig. RAN 4% 6/30/08	216,200	216,861
California Statewide Communities Dev. Auth. Poll. Cont. Rev. Participating VRDN Series MT 234, 3.76% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	14,995	14,995
Los Angeles Cmnty. College District Participating VRDN Series Putters 2266, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,000	9,000
Oakland Gen. Oblig. Participating VRDN Series MS 01 756, 3.64% (Liquidity Facility Morgan Stanley) (a)(b)	6,000	6,000
		251,256
Colorado - 1.8%
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,655	4,655
Colorado Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,615	5,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Ed. Ln. Prog. TRAN 3.5% 8/5/08	$ 27,200	$ 27,290
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0038, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	18,080	18,080
Series EGL 07 0039, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	16,785	16,785
Series EGL 07 0040, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	27,905	27,905
Series MS 01 679, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	6,890	6,890
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Bonds Series PT 2781, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	14,010	14,010
Denver City & County Arpt. Rev. Participating VRDN Series MS 00 425, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	8,995	8,995
Denver City & County School District #1 Participating VRDN Series Clipper 07 29, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	35,240	35,240
Denver City & County Wtr. Participating VRDN Series PZ 232, 3.51% (Liquidity Facility Wells Fargo & Co.) (a)(b)	15,600	15,600
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,445	4,445
Series PZ 46, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,710	5,710
Jefferson County School District #R1 Participating VRDN Series PT 2716, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,230	5,230
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN Series ROC II R 10243 CE, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	28,500	28,500
		224,950
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. (Masonicare Corp. Proj.) Series C, 3.63%, LOC Wachovia Bank NA, VRDN (a)	7,000	7,000

	Principal Amount (000s)	Value (000s)
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.42%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 1,620	$ 1,620
District Of Columbia - 1.3%
District of Columbia Ballpark Rev. Participating VRDN Series Putters 1325, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,600	15,600
District of Columbia Gen. Oblig. Participating VRDN:
Series DB 463, 3.48% (Liquidity Facility Deutsche Bank AG) (a)(b)	8,490	8,490
Series MS 06 1847, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	4,972	4,972
Series MT 447, 3.51% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	8,330	8,330
Series PT 852, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	10,910	10,910
Series ROC II 99 10, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,965	3,965
Series ROC II R 11063, 3.55% (Liquidity Facility Citibank NA) (a)(b)(c)	10,025	10,025
Series ROC II R 11072, 3.5% (Liquidity Facility Citibank NA) (a)(b)(c)	10,025	10,025
District of Columbia Rev.:
Participating VRDN Series ROC II R 11247, 3.5% (Liquidity Facility Citibank NA) (a)(b)	17,910	17,910
(DC Preparatory Academy Proj.) 3.47%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,500	5,500
(Defenders of Wildlife Proj.) 3.5%, LOC Bank of America NA, VRDN (a)	4,900	4,900
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Participating VRDN:
Series EGL 07 0076, 3.54% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	27,225	27,225
Series PA 612, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,320	5,320
Series ROC II R 10201, 3.55% (Liquidity Facility Citibank NA) (a)(b)	15,950	15,950
Series Solar 07 56, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	12,915	12,915
		162,037
Florida - 8.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series LB 07 FC9, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	44,710	44,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) 3.74%, LOC SunTrust Banks, Inc., VRDN (a)	$ 2,500	$ 2,500
Brevard School Board Ctfs. of Prtn. Participating VRDN Series BA 07 138, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	13,485	13,485
Broward County Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1305, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	6,665	6,665
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	20,605	20,605
Deltona Util. Sys. Rev. Participating VRDN:
Series PT 2024, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,150	5,150
Series PT 2026, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,165	5,165
Florida Board of Ed. Participating VRDN:
Series MSTC 7022, Class A 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,750	3,750
Series Putters 137, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	15,970	15,970
Series ROC II R 10078, 3.5% (Liquidity Facility Citibank NA) (a)(b)	5,550	5,550
Series ROC II R 12079, 3.55% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	20,000	20,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series EGL 01 905, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	5,630	5,630
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN:
Series EC 1134, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	14,600	14,600
Series EC 1150, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	18,255	18,255
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series MS 01 570, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	13,350	13,350
Series ROC II R 10123, 3.55% (Liquidity Facility Citibank NA) (a)(b)	5,815	5,815
Series ROC II R 12024, 3.56% (Liquidity Facility Citibank NA) (a)(b)	20,065	20,065
Series ROC II R 12155, 3.61% (Liquidity Facility Citibank NA) (a)(b)	5,455	5,455

	Principal Amount (000s)	Value (000s)
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series BA 07 1032, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	$ 15,000	$ 15,000
Series EGL 07 0049, 3.49% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	29,585	29,585
Series Merlots 07 D64, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,780	6,780
Series MS 06 2118, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	15,150	15,150
Series ROC II R 817, 3.5% (Liquidity Facility Citibank NA) (a)(b)	7,915	7,915
Series ROC II R6037, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,235	6,235
Florida Dept. of Envir. Protection Rev. Participating VRDN:
Series Floaters 722, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	10,208	10,208
Series PT 3400, 3.51% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,730	6,730
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,015	15,015
Florida Gen. Oblig. Participating VRDN:
Series Clipper 07 27, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	11,265	11,265
Series PZ 130, 3.5% (Liquidity Facility Wells Fargo & Co.) (a)(b)	7,070	7,070
Series ROC II R 4070, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	12,775	12,775
Series ROC II R1001 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,500	7,500
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	39,900	39,900
Florida Muni. Ln. Council Rev.:
Bonds Series PT 2528, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,745	6,745
Participating VRDN Series Putters 1084 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,610	5,610
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series EC 1077, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,830	3,830
Hillsborough County Aviation Auth. Rev. Participating VRDN Series Putters 930, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,655	3,655
Hillsborough County School District Sales Tax Rev. Participating VRDN Series ROC II R 2225, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	15,965	15,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hollywood Gen. Oblig. Participating VRDN Series Putters 934, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 6,285	$ 6,285
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,440	5,440
Manatee County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 11115, 3.5% (Liquidity Facility Citibank NA) (a)(b)	14,090	14,090
Miami Spl. Oblig. Participating VRDN Series Putters 2372, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	12,315	12,315
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Putters 2249, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,795	15,795
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 1339, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,205	10,205
Miami-Dade County Gen. Oblig. Participating VRDN:
Series EGL 06 106 Class A, 3.56% (Liquidity Facility Citibank NA) (a)(b)	9,900	9,900
Series Solar 06 49, 3.51% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	11,320	11,320
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,960	9,960
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series DB 241, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	16,400	16,400
Series Putters 1317, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,020	5,020
Series Putters 534, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,295	6,295
Series Solar 06 76, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	28,140	28,140
Series Solar 07 41, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,010	10,010
Miami-Dade County School District TAN 4% 10/3/08	34,200	34,355
Miami-Dade County Spl. Oblig. Participating VRDN Series Solar 07 45, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,000	10,000
Miami-Dade County Stormwater Util. Rev. Participating VRDN Series Putters 1086 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,815	3,815

	Principal Amount (000s)	Value (000s)
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	$ 22,540	$ 22,540
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2007 B, 3.74% (FGIC Insured), VRDN (a)	37,050	37,050
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,410	3,410
Series ROC II R7020, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,755	5,755
Series Solar 06 30, 3.53% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	16,483	16,483
Orange County Tourist Dev. Tax Rev. Participating VRDN:
Series EC 1171, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	19,635	19,635
Series MS 06 1806, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	7,460	7,460
Series MS 06 1807, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	7,443	7,443
Series MS 817, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	7,315	7,315
Osceola County Infrastructure Sales Surtax Rev. Participating VRDN Series EC 1093, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,620	2,620
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN:
Series PT 3464, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,360	12,360
Series PT 3966, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,320	11,320
Palm Beach County School District 3.68% 3/13/08, LOC Bank of America NA, CP	3,000	3,000
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) 3.53%, LOC Bank of America NA, VRDN (a)	1,955	1,955
Pasco County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 11084, 3.55% (Liquidity Facility Citibank NA) (a)(b)	11,865	11,865
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) Series B1, 3.4% (FSA Insured), VRDN (a)(f)	25,000	25,000
Polk County Util. Sys. Rev. Participating VRDN Series ROC II R 12143, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)	9,705	9,705
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Port of Saint Lucie Util. Rev. Participating VRDN Series MS 06 1420X, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	$ 5,000	$ 5,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,305	5,305
Sarasota County Util. Sys. Rev. Participating VRDN Series Putters 852, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,955	8,955
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,655	5,655
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Wtr. & Swr. Rev. Participating VRDN Series EC 1099, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,100	7,100
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	12,275	12,275
Series BA 07 1030, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	8,540	8,540
Sunshine State Govt. Fing. Commission Rev. Series 1986, 3.75% (AMBAC Insured), VRDN (a)	2,700	2,700
Tallahassee Cap. Rev. Participating VRDN Series Putters 606, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,755	4,755
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 3.5% (Liquidity Facility Citibank NA) (a)(b)	6,820	6,820
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series ROC 4084, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,640	7,640
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN:
Series BA 01 N, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	5,200	5,200
Series Merlots 01 A130, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	9,870	9,870
Series MS 98 112, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	5,745	5,745
Tampa Occupational License Tax Rev. Participating VRDN Series Putters 2110, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,300	10,300
Univ. of North Florida Fing. Corp. Cap. Impt. Rev. Participating VRDN Series DB 271, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	14,070	14,070

	Principal Amount (000s)	Value (000s)
Volusia County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2795, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 6,240	$ 6,240
Volusia County Health Facilities Auth. Rev. Participating VRDN Series MT 151, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	28,455	28,455
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	21,185	21,185
		1,043,724
Georgia - 2.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. Participating VRDN Series LB 07 FC11, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,920	7,920
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	11,400	11,400
Series Floaters 06 1332, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	10,150	10,150
Series MS 06 1331, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	5,128	5,128
Series Putters 1690, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,430	10,430
Atlanta Arpt. Rev. Participating VRDN:
Series MS 00 375, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	14,345	14,345
Series ROC II R 10080, 3.55% (Liquidity Facility Citibank NA) (a)(b)	9,015	9,015
Atlanta Dev. Auth. Student Hsg. Rev.:
Participating VRDN Series Putters 1044, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,930	9,930
Participating VRDN Series Solar 06 24, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	14,305	14,305
Atlanta Wtr. & Wastewtr. Rev.:
Participating VRDN Series EGL 720050009 Class A, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	6,000	6,000
Series 2006-1, 2.9% 9/10/08, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	20,000	20,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 7/1/08 (a)	29,200	29,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Carrollton Payroll Dev. Auth. Rev. Participating VRDN Series PT 2468, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,220	$ 5,220
College Park Bus. & Indl. Dev. Auth. Participating VRDN Series PT 3301, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,640	12,640
DeKalb County Pub. Safety & Judicial Participating VRDN Series MS 1459, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	4,470	4,470
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series MS 06 1906, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	3,458	3,458
Douglas County School District Participating VRDN Series ROC II R 11061, 3.5% (Liquidity Facility Citibank NA) (a)(b)	4,990	4,990
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series A, 3.45%, LOC Wachovia Bank NA, VRDN (a)	19,020	19,020
Fulton County Wtr. & Swr. Rev. Participating VRDN Series MS 1120, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	17,140	17,140
Georgia Gen. Oblig. Participating VRDN:
Series Putters 1420, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,290	4,290
Series ROC II R 10028, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	55,000	55,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series MACN 04 E, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	6,810	6,810
Georgia Muni. Gas Auth. Rev. (Gas Portfolio II Proj.) Series B, 3.5%, LOC Wachovia Bank NA, LOC JPMorgan Chase Bank, VRDN (a)	6,785	6,785
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series MT 337, 3.51% (Liquidity Facility BNP Paribas SA) (a)(b)	25,830	25,830
Henry County Wtr. & Swr. Auth. Rev. Participating VRDN Series PT 2583, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,090	7,090
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN:
Series Merlots 07 C6, 3.51% (Liquidity Facility Bank of New York, New York) (a)(b)	6,095	6,095
Series Putters 2405, 3.52% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)	10,190	10,190

	Principal Amount (000s)	Value (000s)
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series SG 57, 3.48% (Liquidity Facility Societe Generale) (a)(b)	$ 18,605	$ 18,605
Rockdale County Wtr. & Swr. Auth. Rev. Participating VRDN 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,940	2,940
		358,396
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	11,580	11,580
Series ROC II R 11021 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	12,155	12,155
Series ROC II R153, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,300	3,300
Univ. of Hawaii Rev. Participating VRDN Series PZ 128, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,530	3,530
		30,565
Idaho - 0.5%
Idaho Gen. Oblig. TAN 4.5% 6/30/08	60,300	60,521
Illinois - 7.9%
Champaign County Gen. Oblig. Participating VRDN Series Putters 887, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,415	5,415
Chicago Board of Ed.:
Bonds Series PT 3010, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	16,390	16,390
Participating VRDN:
Series Merlots 01 A47, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	9,300	9,300
Series Putters 1952, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,580	11,580
Series C1, 3.75% (FSA Insured), VRDN (a)	1,250	1,250
Chicago Gen. Oblig.:
Participating VRDN:
Series MS 00 426, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	8,795	8,795
Series MS 06 1435, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	8,818	8,818
Series PA 643R, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,895	5,895
Series PT 2357, 3.7% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	3,990	3,990
Series PT 3504, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	17,710	17,710
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Participating VRDN: - continued
Series PT 4121, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 10,900	$ 10,900
Series PT 4122, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,140	7,140
Series Putters 1278, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,730	9,730
Series Putters 2052, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	20,945	20,945
Series Putters 510, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,235	5,235
Series ROC II R 11017, 3.55% (Liquidity Facility Citibank NA) (a)(b)	10,460	10,460
Series ROC II R 11270, 3.5% (Liquidity Facility Citibank NA) (a)(b)	20,800	20,800
Series ROC II R 12174, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)	7,150	7,150
Series ROC II R 745PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	15,650	15,650
Series ROC II R 8077, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	33,285	33,285
Series Solar 06 38, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	8,200	8,200
(Neighborhoods Alive 21 Prog.) Series B, 3.42% (MBIA Insured), VRDN (a)(f)	25,000	25,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series MSTC 7017 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,950	7,950
Series ROC II R 6077, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,920	4,920
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds:
Series C, 5% 1/1/08 (MBIA Insured)	10,000	10,000
Series PT 3356, 3.73%, tender 2/28/08 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	9,605	9,605
Participating VRDN:
Series DB 188, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	8,700	8,700
Series PT 3334, 3.51% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	11,385	11,385

	Principal Amount (000s)	Value (000s)
Series ROC II R 12059, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 26,765	$ 26,765
Series ROC II R494, 3.5% (Liquidity Facility Citibank NA) (a)(b)	15,810	15,810
Series ROC II R556, 3.5% (Liquidity Facility Citibank NA) (a)(b)	9,375	9,375
Chicago Park District Participating VRDN:
Series PT 3195, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,830	5,830
Series Putters 1223, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,945	5,945
Series Putters 521, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,645	5,645
Chicago Sales Tax Rev. Participating VRDN:
Series Merlots 00 AAA, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	22,470	22,470
Series Putters 1315, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,170	5,170
Chicago Skyway Toll Bridge Rev. Participating VRDN Series ROC II R 12156, 3.56% (Liquidity Facility Citibank NA) (a)(b)	2,510	2,510
Chicago Wastewtr. Transmission Rev. Participating VRDN Series ROC II R 720 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	10,200	10,200
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	9,995	9,995
Series Merlots 00 TT, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,200	5,200
Series PT 3534, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,240	11,240
Series ROC R II 8065, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,170	9,170
Cook County Forest Preservation District Participating VRDN Series Putters 566, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,220	6,220
Cook County Gen. Oblig. Participating VRDN:
Series PT 2637, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,565	9,565
Series ROC II R 10163, 3.55% (Liquidity Facility Citibank NA) (a)(b)	7,000	7,000
Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)(c)	13,700	13,700
DuPage & Cook Counties Cmnty. Unit School District #205 Participating VRDN Series ROC II R1073, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,555	5,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Participating VRDN Series Stars 157, 3.51% (Liquidity Facility BNP Paribas SA) (a)(b)	$ 13,550	$ 13,550
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,805	10,805
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series MS 1077, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series EGL 06 118, Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	9,450	9,450
Series PT 3252, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,975	4,975
Series ROC II R6015, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,935	4,935
(Northwestern Memorial Proj.) Series B2, 3.5% (Liquidity Facility UBS AG), VRDN (a)	16,360	16,360
Illinois Gen. Oblig. Participating VRDN:
Series MS 98 143, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	38,495	38,495
Series PT 1832, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,145	4,145
Series PT 4081, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,025	12,025
Illinois Health Facilities Auth. Rev.:
(Advocate Health Care Network Proj.) Series 1997 B, 3.48% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	43,900	43,900
(Blessing Hosp. Proj.) Series 1999 B, 3.48% (FSA Insured), VRDN (a)	3,790	3,790
(Memorial Health Sys. Proj.) 3.8%, LOC JPMorgan Chase Bank, VRDN (a)	4,500	4,500
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN:
Series Putters 1368, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,240	15,240
Series Putters 2105, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,900	10,900
Series Solar 06 98, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	27,545	27,545
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 02 A24, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	4,920	4,920

	Principal Amount (000s)	Value (000s)
Series PT 2394, 3.51% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$ 14,770	$ 14,770
Series SGB 19, 3.54% (Liquidity Facility Societe Generale) (a)(b)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1929, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,910	3,910
Series ROC II R 12150, 3.56% (Liquidity Facility Bayerische Landesbank (UNGTD)) (a)(b)	4,610	4,610
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series MT 366, 3.7% (Liquidity Facility DEPFA BANK PLC) (a)(b)	7,995	7,995
Series PT 3477, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,390	10,390
Series ROC II R 606PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	6,170	6,170
Jacksonville Indl. Rev. (Passavant Area Hosp. Assoc. Proj.):
Series A, 3.49%, LOC Comerica Bank, Detroit, VRDN (a)	19,500	19,500
Series B, 3.49%, LOC Comerica Bank, Detroit, VRDN (a)	12,145	12,145
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,600	4,600
Lake County Adlai E. Stevenson High School District #125 Participating VRDN Series DB 201, 3.56% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,820	6,820
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series DB 442, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(b)	7,860	7,860
Series DB 453, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(b)	2,880	2,880
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN:
Series DB 311, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	19,935	19,935
Series EC 1176, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	24,000	24,000
Series ROC II R 9129, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,505	2,505
Series ROC II R 9130, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,505	2,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Northfield Township High School District #225 Cook County Participating VRDN Series MSTC 295, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 9,315	$ 9,315
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,500	2,500
Schaumburg Village Gen. Oblig. Participating VRDN Series ROC II R 12133, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)	5,085	5,085
Springfield Elec. Rev. Participating VRDN Series ROC II R 7052, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,780	5,780
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 53, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	12,995	12,995
Univ. of Illinois Ctfs. of Prtn. Bonds Series PT 2328, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,200	5,200
Univ. of Illinois Univ. Revs. Participating VRDN Series ROC II R 10124, 3.5% (Liquidity Facility Citibank NA) (a)(b)	5,535	5,535
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series PT 3482, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,365	9,365
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series ROC II R 11177 WFZ, 3.5% (Liquidity Facility Wells Fargo & Co.) (a)(b)	8,600	8,600
		957,738
Indiana - 2.4%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,270	10,270
Avon 2000 Cmnty. School Bldg. Corp. Participating VRDN Series Putters 1055, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,245	6,245
Columbus Repair and Renovation School Bldg. Corp. Participating VRDN Series Putters 1079 B, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,115	7,115
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.56% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,975	3,975
Franklin Cmnty. Multi-School Bldg. Corp. Participating VRDN Series ROC II R 2140, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,065	7,065

	Principal Amount (000s)	Value (000s)
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	$ 16,700	$ 16,708
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series BA 07 46, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	8,870	8,870
Indiana Fin. Auth. Rev. Participating VRDN:
Series PZ 156, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,635	5,635
Series ROC II R6056, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	12,195	12,195
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.):
Series A, 3.8%, LOC Comerica Bank, Detroit, VRDN (a)	3,400	3,400
Series B, 3.8%, LOC Nat'l. City Bank Cleveland, VRDN (a)	8,880	8,880
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 3.5% (Liquidity Facility Citibank NA) (a)(b)	9,125	9,125
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hosp. Proj.) Series B, 3.47%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series PT 1412, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,305	12,305
Series Putters 1448, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	15,850	15,850
Indiana State Univ. Revs. Series 2005, 3.6% 1/10/08, LOC JPMorgan Chase Bank, CP	22,900	22,900
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,135	3,135
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series Merlots B18, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,085	10,085
Series MS 942 D, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	4,299	4,299
Series PT 2245, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,520	4,520
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series MACN 06 S, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	4,240	4,240
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,870	9,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 3.67%, VRDN (a)	$ 7,350	$ 7,350
New Albany Floyd County Independent School Bldg. Corp. Participating VRDN Series PT 2794, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,300	8,300
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN:
Series DB 194, 3.56% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,225	5,225
Series PT 3281, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,380	5,380
Purdue Univ. Rev. Participating VRDN:
Series PT 3510, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,185	8,185
Series PT 3817, 3.51% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	25,145	25,145
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	400	400
Saint Joseph County Hosp. Auth. Health Sys. Rev. Participating VRDN:
Series ROC II R 11031, 3.5% (Liquidity Facility Citibank NA) (a)(b)	17,580	17,580
Series ROC II R 11040, 3.5% (Liquidity Facility Citibank NA) (a)(b)	9,325	9,325
Wayne Township Marion County School Bldg. Corp. Participating VRDN Series PT 2016, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,175	5,175
		293,752
Iowa - 0.6%
Grinnell Hosp. Rev. (Grinnell Reg'l. Med. Ctr. Proj.) 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,435	4,435
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.8%, LOC KBC Bank NV, VRDN (a)	3,885	3,885
Iowa Fin. Auth. Rev. (Wheaton Franciscan Svcs.) Series 1998 A, 3.47% (MBIA Insured), VRDN (a)	2,900	2,900
Iowa Gen. Oblig. TRAN 4% 6/30/08	26,900	26,998
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 3.75%, LOC LaSalle Bank NA, VRDN (a)	8,050	8,050

	Principal Amount (000s)	Value (000s)
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	$ 20,800	$ 20,875
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.51% (Liquidity Facility Citibank NA) (a)(b)	11,770	11,770
		78,913
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Series 2000 B2, 3.63% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (a)	4,005	4,005
Kansas Dev. Fin. Auth. Rev. Participating VRDN:
Series Putters 1193, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,520	4,520
Series Putters 324, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,585	11,585
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.48% (Liquidity Facility Societe Generale) (a)(b)	2,400	2,400
		22,510
Kentucky - 0.7%
Campbell & Kenton Counties Sanitation District # 1 Rev. Participating VRDN Series Merlots 07 D78, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,490	10,490
Kentucky Asset/Liability Commission Gen. Fund Rev. Participating VRDN Series ROC II R 11045, 3.55% (Liquidity Facility Citibank NA) (a)(b)	13,195	13,195
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series 06 2059, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	12,790	12,790
Louisville Participating VRDN Series ROC 651 CE, 3.5% (Liquidity Facility Citibank NA) (a)(b)	7,200	7,200
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN:
Series Merlots 07 D63, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,800	3,800
Series ROC II R 12025, 3.56% (Liquidity Facility Citibank NA) (a)(b)	4,055	4,055
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.49% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,900	1,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.): - continued
Series 1984 B2, 3.49% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	$ 15,480	$ 15,480
Series 1984 B3, 3.49% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	13,890	13,890
		82,800
Louisiana - 1.9%
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R 4038, 3.53% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,345	4,345
Louisiana Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series MT 233, 3.75% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	40,000	40,000
Series Putters 1304 T, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,835	11,835
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 7050038 Class A, 3.54% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	34,350	34,350
Series PT 2749, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,215	5,215
Series ROC II R 12117, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	29,700	29,700
Series ROC II R7021, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,965	10,965
Series ROC II RR 9049, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,315	3,315
Louisiana Gas & Fuels Tax Rev. Participating VRDN Series ROC II R 659, 3.55% (Liquidity Facility Citibank NA) (a)(b)	5,000	5,000
Louisiana Gen. Oblig. Participating VRDN Series Putters 1408, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,150	6,150
Louisiana Pub. Facilities Auth. Rev. (Christus Health Proj.) Subseries 2005 C2, 3.46% (AMBAC Insured), VRDN (a)	53,415	53,415
New Orleans Aviation Board Rev. Series 1993 B, 3.5% (MBIA Insured), VRDN (a)	26,440	26,440
		230,730

	Principal Amount (000s)	Value (000s)
Maine - 0.1%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series PT 1923, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 2,710	$ 2,710
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 529, 3.51% (Liquidity Facility Bank of New York, New York) (a)(b)	8,645	8,645
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 10126, 3.55% (Liquidity Facility Citibank NA) (a)(b)	3,610	3,610
		14,965
Maryland - 0.8%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,060	3,060
Baltimore Gen. Oblig. Bonds 7% 10/15/08 (MBIA Insured)	5,190	5,350
Baltimore Rev. Participating VRDN Series SGA 20, 3.48% (Liquidity Facility Societe Generale) (a)(b)	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN:
Series MT 160, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	270	270
Series MT 552, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	24,395	24,395
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN Series MT 479, 3.51% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	3,530	3,530
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series LB 07 FC7, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,300	9,300
Series MS 867, 3.67% (Liquidity Facility Morgan Stanley) (a)(b)	17,900	17,900
(Villa Julie College, Inc. Proj.) 3.45%, LOC Bank of America NA, VRDN (a)	215	215
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series ROC II R 9170, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	11,970	11,970
Series ROC II R 9171, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	11,975	11,975
		93,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 2.1%
Massachusetts Bay Trans. Auth. Massachusetts Rev. Participating VRDN Series ROC II R 8512, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 4,605	$ 4,605
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4299, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	3,635	3,635
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series BS 332, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	11,070	11,070
Series ROC II R 11286, 3.5% (Liquidity Facility Citibank NA) (a)(b)	6,785	6,785
Massachusetts Gen. Oblig.:
Participating VRDN:
Series Clipper 07 41, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	131,350	131,350
Series MS 06 1798, 3.55% (Liquidity Facility DEPFA BANK PLC) (a)(b)	10,000	10,000
Series MS 06 2031, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	35,000	35,000
Series E, 3.32% 3/7/08 (Liquidity Facility Dexia Cr. Local de France), CP	20,000	20,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 3.05% 3/6/08, LOC Bank of Nova Scotia, New York Agcy., CP	20,800	20,800
Springfield Pub. Util. Rev. Participating VRDN Series AAB 00 2, 3.47% (Liquidity Facility Bank of America NA) (a)(b)	10,000	10,000
		253,245
Michigan - 5.8%
Charlotte Pub. School District Participating VRDN Series Putters 860, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Detroit City School District Participating VRDN:
ROC II R 1033, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,245	2,245
Series BA 01 P, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	6,075	6,075
Series BA 02 H, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	4,620	4,620
Series MS 06 1724, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	10,260	10,260
Series PA 997, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,840	9,840

	Principal Amount (000s)	Value (000s)
Series PT 3364, 3.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	$ 10,440	$ 10,440
Series ROC II R 4004, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,355	13,355
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.48% (Liquidity Facility Bank of America NA) (a)(b)	4,000	4,000
Series DFA 370, 3.48% (Liquidity Facility DEPFA BANK PLC) (a)(b)	7,995	7,995
Series EGL 06 127, 3.51% (Liquidity Facility Citibank NA) (a)(b)	19,600	19,600
Series Merlots 00 I, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,500	7,500
Series Merlots 01 A103, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	22,695	22,695
Series Merlots 06 B1, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,455	5,455
Series PT 3578, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,265	5,265
Series Putters 3756, 3.48% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,325	7,325
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	4,100	4,100
Series Putters 345, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,495	8,495
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 3.48% (Liquidity Facility Societe Generale) (a)(b)	7,450	7,450
Eastern Michigan Univ. Revs. Series A, 3.8% (XL Cap. Assurance, Inc. Insured), VRDN (a)	74,015	74,015
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.5% tender 12/6/08 (Liquidity Facility Bank of America NA) (a)(b)(c)	8,000	8,000
Huron Valley School District Participating VRDN Series ROC II R 10139, 3.5% (Liquidity Facility Citibank NA) (a)(b)	4,900	4,900
Jonesville Cmnty. Schools Participating VRDN Series ROC II R 7512, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,760	5,760
Kent County Arpt. Rev. Participating VRDN:
Series DB 391, 3.48% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,925	3,925
Series Putters 2200, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	23,600	23,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
L'Anse Creuse Pub. Schools Participating VRDN:
Series Putters 927, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 5,430	$ 5,430
Series ROC II R 12177, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)	3,700	3,700
Lakewood Pub. Schools Participating VRDN Series ROC II R 9109, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	11,245	11,245
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 3.48% (Liquidity Facility Bank of America NA) (a)(b)	4,845	4,845
Series MSTC 2006 277 Class A, 3.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	36,660	36,660
Series Putters 2354, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	16,255	16,255
Series PZ 119, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,615	15,615
Michigan Gen. Oblig.:
Participating VRDN:
Series Merlots 07 D90, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,520	8,520
Series Putters 125, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,040	6,040
Series Putters 2081, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,245	11,245
Series ROC II R 3061, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,345	10,345
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	85,000	85,662
Michigan Hosp. Fin. Auth. Rev.:
Participating VRDN:
Series Putters 1404, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	14,195	14,195
Series ROC II R 10012, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	18,500	18,500
Series ROC II R 10249 CE, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	84,245	84,245
Series C, 3.49%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	11,900	11,900
Michigan Muni. Bond Auth. Rev.:
Participating VRDN Series MS 718, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	29,947	29,947

	Principal Amount (000s)	Value (000s)
RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	$ 26,000	$ 26,130
Michigan Trunk Line Participating VRDN:
Series Floaters 01 569, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	8,320	8,320
Series Putters 2170, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,545	10,545
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,050	6,050
		707,309
Minnesota - 2.0%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Miller-Dwan Med. Ctr. #97 Proj.) 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,250	3,250
Hennepin County Sales Tax Rev. Participating VRDN:
Series MS 06 1809, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	3,768	3,768
Series MS 06 1810, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	3,768	3,768
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Austin 2021, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	8,145	8,145
Series Merlots 00 ZZ, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	14,205	14,205
Series MSTC 290, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	17,925	17,925
Series MSTC 292, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	27,700	27,700
Series SGA 121, 3.52% (Liquidity Facility Societe Generale) (a)(b)	7,410	7,410
Minnesota Participating VRDN Series EC 1059, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,085	6,085
Minnesota Gen. Oblig.:
Bonds 5% 8/1/08	14,000	14,103
Participating VRDN:
Series EGL 01 2301 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	3,300	3,300
Series MS 01 719, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	42,635	42,635
Series ROC II R 10038, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	36,375	36,375
Series ROC II R4039, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,620	3,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.47%, LOC Fannie Mae, VRDN (a)	$ 21,400	$ 21,400
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 A, 3.05% tender 3/13/08 (Liquidity Facility Wachovia Bank NA), CP mode	15,000	15,000
Roseville Health Care Facilities (Presbyterian Homes Proj.) 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,195	3,195
West Saint Paul Independent School District #197 Participating VRDN Series Putters 602, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,510	5,510
		237,394
Mississippi - 0.2%
Claiborne County Poll. Cont. Rev. Bonds (South Mississippi Elec. Pwr. Assoc. Proj.):
Series 1985 G-2, 3.64% tender 3/6/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,800	4,800
Series 1985 G1, 3.64% tender 3/6/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	1,100	1,100
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series ROC II R6051, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,860	6,860
Mississippi Gen. Oblig. Participating VRDN:
Series MS 905, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	3,325	3,325
Series ROC II R 10182, 3.5% (Liquidity Facility Citibank NA) (a)(b)	5,200	5,200
		21,285
Missouri - 2.4%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Participating VRDN Series MS 06 1935, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	7,985	7,985
Golden Valley Memorial Hosp. District 3.49%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hazelwood School District Participating VRDN Series Merlots 07 H3, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,725	8,725
Jackson County Spl. Oblig. Participating VRDN:
Series ROC II R 4091, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	18,480	18,480

	Principal Amount (000s)	Value (000s)
Series ROC RR II R 9014, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 3,480	$ 3,480
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Participating VRDN Series Putters 382, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,885	7,885
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series EGL 07 0001, 3.51% (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
(DeSmet Jesuit High School Proj.) Series 2002, 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,900	5,900
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 3.75% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,780	20,780
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	40,000	40,000
Series MT 499, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	16,000	16,000
Series Putters 1433, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	13,845	13,845
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN Series ROC II R 620PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	5,750	5,750
Platte County Reorganized School District Participating VRDN Series PT 2180, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,185	5,185
Saint Louis Arpt. Rev. Participating VRDN:
Series DB 161, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	44,530	44,530
Series PT 3848, 3.51% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	16,165	16,165
Saint Louis Board of Ed. Participating VRDN Series ROC II R 11121, 3.55% (Liquidity Facility Citibank NA) (a)(b)	5,220	5,220
Springfield Pub. Util. Rev. Participating VRDN:
Series BS 343, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	17,665	17,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Springfield Pub. Util. Rev. Participating VRDN: - continued
Series BS 344, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 19,275	$ 19,275
Series Putters 3655, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	29,190	29,190
		298,060
Montana - 0.3%
Montana Health Facilities Auth. Hosp. Rev. Participating VRDN Series MT 250, 3.51% (Liquidity Facility KBC Bank NV) (a)(b)	33,895	33,895
Nebraska - 0.9%
Lincoln Elec. Sys. Rev. Series 2005, 3.38% 3/7/08, CP	19,300	19,300
Muni. Energy Agcy. of Nebraska Pwr. Swr. Rev. Participating VRDN Series ROC II R2051, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,330	4,330
Nebraska Pub. Pwr. District Rev. Participating VRDN Series ROC II R9000, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,085	4,085
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN:
Series ROC II R 11019 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	20,400	20,400
Series ROC II R 11075, 3.5% (Liquidity Facility Citibank NA) (a)(b)(c)	10,300	10,300
Omaha Gen. Oblig. Participating VRDN:
Series EGL 04 10 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	13,065	13,065
Series ROC II R 10085, 3.5% (Liquidity Facility Citibank NA) (a)(b)	10,875	10,875
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series BA 07 130, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	16,255	16,255
Series ROC II R 9030, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,310	7,310
		105,920
Nevada - 1.8%
Clark County Fuel Tax Participating VRDN:
Series MS 1282, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	14,000	14,000
Series PZ 135, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,600	6,600
Series ROC II R1035, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,890	5,890

	Principal Amount (000s)	Value (000s)
Clark County Hwy. Impt. Rev. Participating VRDN Series MT 491, 3.51% (Liquidity Facility KBC Bank NV) (a)(b)	$ 5,965	$ 5,965
Clark County School District Participating VRDN:
Series Clipper 07 35, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	24,630	24,630
Series Merlots 05 B3, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,720	8,720
Series PT 2406, 3.59% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,325	11,325
Series Putters 1157, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,460	9,460
Series PZ 169, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,575	10,575
Series PZ 170, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,145	7,145
Series PZ 174, 3.48% (Liquidity Facility Wells Fargo & Co.) (a)(b)	27,100	27,100
Series ROC II R 8054, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	12,960	12,960
Las Vegas Valley Wtr. District Participating VRDN Series PT 1675, 3.59% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,770	11,770
Nevada Gen. Oblig. Participating VRDN:
Series Austin 07 170, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	11,108	11,108
Series PT 2762, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,745	7,745
Series ROC II R 11166, 3.55% (Liquidity Facility Citibank NA) (a)(b)	20,190	20,190
Nevada Hwy. Impt. Rev. Participating VRDN Series Putters 1577, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	12,350	12,350
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series Austin 07 120, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	11,510	11,510
		219,043
New Hampshire - 0.1%
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	10,200	10,200
New Jersey - 2.3%
Essex County Impt. Auth. Rev. Participating VRDN:
Series PT 3987, 3.47% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	3,480	3,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Essex County Impt. Auth. Rev. Participating VRDN: - continued
Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	$ 14,080	$ 14,080
New Jersey Econ. Dev. Auth. Rev. Bonds Series PT 3824, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	24,940	24,940
New Jersey Gen. Oblig. TRAN 4.5% 6/24/08	138,300	138,880
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Clipper 07 42, 3.48% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	40,000	40,000
Series Merlots 07 D66, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,040	6,040
Series Putters 2199, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	31,510	31,510
New Jersey Trans. Trust Fund Auth. Trans. Sys. Rev. Participating VRDN Series PT 4327, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	16,540	16,540
		275,470
New Mexico - 0.1%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series PT 2202, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,385	5,385
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,880	3,880
		9,265
New York - 2.3%
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	10,995	10,995
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 74 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	7,045	7,045
Series EGL 7050083 Class A, 3.5% (Liquidity Facility Citibank NA) (a)(b)	8,000	8,000
Series Merlots 00 DDD, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	18,580	18,580

	Principal Amount (000s)	Value (000s)
Series ROC II R 11264, 3.49% (Liquidity Facility Citibank NA) (a)(b)	$ 5,595	$ 5,595
Series ROC II R 441, 3.49% (Liquidity Facility Citibank NA) (a)(b)	10,300	10,300
Series ROC II R406, 3.49% (Liquidity Facility Citibank NA) (a)(b)	12,865	12,865
Series 2003-7, 3.48% 2/6/08, CP	46,200	46,200
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Putters 2256, 3.47% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	26,000	26,000
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 0138, 3.5% (Liquidity Facility Citibank NA) (a)(b)	13,680	13,680
Series EGL 06 47 Class A, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	28,300	28,300
Series ROC II R 11035 CE, 3.49% (Liquidity Facility Citibank NA) (a)(b)	16,120	16,120
Series ROC II R 532, 3.49% (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
Series ROC II R 6053, 3.54% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,250	6,250
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series ROC II R 10266, 3.49% (Liquidity Facility Citigroup, Inc.) (a)(b)	12,000	12,000
Series ROC II R 10296, 3.54% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,170	5,170
New York Pwr. Auth. Series 1, 3.03% 3/5/08, CP	17,450	17,450
New York Urban Dev. Corp. Rev. Participating VRDN Series ROC II R 10158, 3.49% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,970	8,970
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN:
Series ROC II R 10108, 3.54% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,095	9,095
Series ROC RR II R 10272, 3.54% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,700	10,700
(MTA Bridges and Tunnels Proj.) Series 2000 AB, 3.4% (FSA Insured), VRDN (a)	600	600
		282,915
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - 0.2%
Multi-state Participating VRDN Series Putters 1850 F, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 23,795	$ 23,795
Multi-state Schools Participating VRDN Series PZP 016, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,995	6,995
		30,790
North Carolina - 1.5%
North Carolina Participating VRDN Series EC 1063, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,825	4,825
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0016, 3.49% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	16,000	16,000
Series EGL 7053004 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	13,105	13,105
North Carolina Ctfs. of Prtn. Participating VRDN Series Putters 429, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,100	6,100
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 693, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,495	6,495
North Carolina Gen. Oblig. Participating VRDN Series MS 06 2005, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	9,600	9,600
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series ROC II R 7067, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	39,465	39,465
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 10313, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	31,200	31,200
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series ROC II R211, 3.5% (Liquidity Facility Citibank NA) (a)(b)	6,495	6,495
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series ROC II R 10032, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	50,240	50,240
		183,525
North Dakota - 0.0%
North Dakota Muni. Bond Bank Participating VRDN Series PT 1919, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,455	6,455

	Principal Amount (000s)	Value (000s)
Ohio - 0.7%
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 3.49%, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,000	$ 3,000
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 3.68%, LOC KeyBank NA, VRDN (a)	10,000	10,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 07 0041, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	39,800	39,800
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 3.44%, LOC JPMorgan Chase Bank, VRDN (a)	10,470	10,470
Univ. of Toledo Gen. Receipts 3.78% (FGIC Insured), VRDN (a)	22,095	22,095
		85,365
Oklahoma - 0.3%
Oklahoma Capitol Impt. Auth. Facilities Rev. Participating VRDN Series ROC II R 7068, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,505	9,505
Oklahoma Dev. Fin. Auth. Rev. Participating VRDN Series ROC II R 11024, 3.5% (Liquidity Facility Citibank NA) (a)(b)	22,080	22,080
Oklahoma Industries Auth. Rev. Participating VRDN Series Putters 455Z, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,330	4,330
Tulsa County Indl. Auth. Cap. Impts. Rev. Bonds Series D, 5% 7/1/08 (FSA Insured)	5,755	5,792
		41,707
Oregon - 0.7%
Clackamas County School District #7J Bonds Series PT 3066, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,410	9,410
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,300	4,300
Series Solar 06 90, 3.51% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	15,595	15,595
Oregon Dept. of Trans. Hwy. User Tax Rev. Participating VRDN Series Putters 469, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,565	9,565
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	17,100	17,171
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Oregon Homeowner Rev. Participating VRDN:
Series MT 327, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	$ 4,805	$ 4,805
Series PT 540, 3.51% (Liquidity Facility Bank of New York, New York) (a)(b)	11,065	11,065
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.62% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,000	10,000
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,940	5,940
		87,851
Pennsylvania - 2.0%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Putters 1281, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	8,800	8,800
Series ROC II R 10238 CE, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	15,440	15,440
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series MS 60 2147, 3.53% (Liquidity Facility Morgan Stanley) (a)(b)	15,855	15,855
Bucks County Wtr. & Swr. Auth. Sys. Rev. Participating VRDN Series Putters 1644, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500	3,500
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 3.26%, LOC KBC Bank NV, VRDN (a)	3,955	3,955
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	45,400	45,400
East Stroudsburg Area School District Participating VRDN Series Putters 2305, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,470	6,470
Lehigh County Gen. Purp. Auth. (Lehigh Valley Hosp. Proj.) Series 1997 A, 3.66% (AMBAC Insured), VRDN (a)	2,485	2,485
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.46%, LOC Bank of New York, New York, VRDN (a)	4,790	4,790
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 3.48%, LOC Bank of America NA, VRDN (a)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Pennsylvania Gen. Oblig. Participating VRDN Series Floaters 2235, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	$ 12,785	$ 12,785
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.82% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	28,155	28,155
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 9174, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	11,995	11,995
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) 3.45% (AMBAC Insured), VRDN (a)	3,000	3,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN:
Series Merlots 07 D68, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	10,635	10,635
Series MS 06 1552, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	16,000	16,000
Series MS 06 1586, 3.5% (Liquidity Facility DEPFA BANK PLC) (a)(b)	8,310	8,310
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,415	9,415
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04-9, 3.49%, tender 1/7/08 (Liquidity Facility Bank of America NA) (a)(b)	4,000	4,000
Participating VRDN Series Floaters 06 1402, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	10,000	10,000
Philadelphia Gen. Oblig. TRAN Series A, 4.5% 6/30/08	16,150	16,214
		242,204
Rhode Island - 0.1%
Rhode Island & Providence Plantations Participating VRDN Series MS 01 568, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	9,530	9,530
South Carolina - 2.0%
Beaufort County School District BAN 4% 4/11/08	19,100	19,120
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	8,473	8,473
Berkeley County Wtr. & Swr. Rev. Series 2006 A, 3.73% (XL Cap. Assurance, Inc. Insured), VRDN (a)	11,310	11,310
Charleston County School District Participating VRDN Series PT 2100, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	13,575	13,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN:
Series ROC II R481X, 3.5% (Liquidity Facility Citibank NA) (a)(b)	$ 15,075	$ 15,075
Series ROC II R515, 3.5% (Liquidity Facility Citibank NA) (a)(b)	11,155	11,155
Horry County School District Participating VRDN Series ROC II R 754 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	5,660	5,660
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 720053021 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	15,615	15,615
Series ROC II R 10090, 3.5% (Liquidity Facility Citibank NA) (a)(b)	1,770	1,770
Series ROC II R 10288, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,210	4,210
Series ROC II R 12034, 3.56% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,660	7,660
Series ROC II R 8059, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,590	9,590
Series ROC II R6007, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,525	13,525
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series MS 728, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	12,500	12,500
Series PT 3184, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,300	5,300
Series PT 3873, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	49,995	49,995
Series Solar 07 09, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	25,065	25,065
York County School District Participating VRDN Series PZ 228, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,440	10,440
		240,038
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series LB 07 FC10, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	7,500	7,500
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.74%, LOC Bank of America NA, VRDN (a)	4,650	4,650

	Principal Amount (000s)	Value (000s)
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 8,935	$ 8,935
Knoxville Wastewtr. Sys. Rev. Participating VRDN Series Putters 1292, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,045	8,045
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/08 (FSA Insured)	43,050	43,652
Memphis Gen. Oblig. 3.39% 3/6/08 (Liquidity Facility WestLB AG), CP	16,000	16,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 3.48%, LOC Bank of America NA, VRDN (a)	16,155	16,155
3.74%, LOC Bank of America NA, VRDN (a)	5,000	5,000
3.74%, LOC Bank of America NA, VRDN (a)	12,100	12,100
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 3.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series IV F1, 3.82% (AMBAC Insured), VRDN (a)	7,375	7,375
Sevierville Pub. Bldg. Auth. 4% (XL Cap. Assurance, Inc. Insured), VRDN (a)	9,000	9,000
Shelby County Gen. Oblig. Participating VRDN Series ROC II R 10172, 3.5% (Liquidity Facility Citibank NA) (a)(b)	6,780	6,780
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Trezevant Manor Proj.) Series A, 3.48%, LOC LaSalle Bank NA, VRDN (a)	7,225	7,225
Sullivan County Health, Edl. & Hsg. Facilities Board Hosp. Rev. Participating VRDN Series LB 07 FC4, 3.57% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,800	3,800
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	8,700	8,700
Tennessee Gen. Oblig. Bonds Series A, 5% 10/1/08	3,500	3,541
		165,958
Texas - 19.9%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,380	10,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Allen Independent School District Participating VRDN Series Putters 715, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 3,985	$ 3,985
Alvin Independent School District Participating VRDN Series PT 3110, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,125	6,125
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	11,975	11,975
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,255	10,255
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series PT 1980, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,600	8,600
Series ROC II R 10100, 3.5% (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
Series SGA 131, 3.48% (Liquidity Facility Societe Generale) (a)(b)	8,605	8,605
Austin Gen. Oblig. Participating VRDN Series ROC II R 10134, 3.5% (Liquidity Facility Citibank NA) (a)(b)	5,530	5,530
Austin Independent School District:
Participating VRDN Series Austin 167, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	14,525	14,525
3.44% 2/11/08 (Liquidity Facility Bank of America NA), CP	15,000	15,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series Floater PZ 153, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,800	4,800
Series Merlots 01 A63, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	6,415	6,415
Series MS 06 2161, 3.53% (Liquidity Facility Morgan Stanley) (a)(b)	5,080	5,080
Series Putters 1319, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,060	9,060
Series ROC II R 10173, 3.5% (Liquidity Facility Citibank NA) (a)(b)	4,080	4,080
Series ROC II R 9508, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	15,430	15,430
Beaumont Wtrwks. & Swr. Sys. Participating VRDN Series Putters 859, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,450	5,450

	Principal Amount (000s)	Value (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 7,335	$ 7,335
Brownsville Util. Sys. Rev. Participating VRDN Series ROC II R 4074, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,320	10,320
Canadian River Muni. Wtr. Auth. Participating VRDN:
Series PT 3276, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,250	5,250
Series ROC II R 2204, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,500	8,500
Canutillo Independent School District Participating VRDN Series PT 1936, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,780	4,780
Central Texas Reg'l. Mobility Auth. Rev. Participating VRDN Series BA 07 1019, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	13,500	13,500
Coastal Bend Health Facilities Dev. Corp. (Christus Health Proj.) Series B3, 3.46% (AMBAC Insured), VRDN (a)	26,455	26,455
Comal Independent School District Participating VRDN Series PT 1676, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,880	5,880
Corpus Christi Gen. Oblig. Participating VRDN:
Series PT 2105, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,605	9,605
Series Putters 968, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,365	4,365
Corsicana Independent School District Participating VRDN Series PT 2430, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,150	5,150
Crowley Independent School District Participating VRDN Series MS 1171, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	5,105	5,105
Cypress-Fairbanks Independent School District Participating VRDN:
Series PT 3893, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,235	5,235
Series ROC II R 7058, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	14,795	14,795
Dallas Area Rapid Transit Participating VRDN Series BA 07 134, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	18,145	18,145
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 3.48% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	23,335	23,335
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN: - continued
Series MS 2075, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	$ 38,000	$ 38,000
Series ROC II R 10287, 3.49% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,375	6,375
Series ROC II R 7049, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	13,165	13,165
Series ROC II R3014, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,110	5,110
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,570	6,570
Dallas Gen. Oblig.:
Bonds 5% 2/15/08	7,680	7,693
Participating VRDN Series 07 189, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	9,680	9,680
Dallas Independent School District Participating VRDN Series BA 07 140, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	6,440	6,440
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series PT 3441, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,755	8,755
Series Putters 1434, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,200	2,200
Series Solar 06 60, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	19,475	19,475
Denton Util. Sys. Rev. Participating VRDN Series MS 00 428, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	9,835	9,835
Dickinson Independent School District Participating VRDN:
Series AAB 06 10, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	12,615	12,615
Series DB 152, 3.56% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,220	6,220
Duncanville Independent School District Participating VRDN Series PT 3209, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,280	4,280
Edinburg Consolidated Independent School District Participating VRDN:
Series Putters 1027, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	11,640	11,640
Series SGA 106, 3.48% (Liquidity Facility Societe Generale) (a)(b)	2,485	2,485

	Principal Amount (000s)	Value (000s)
Elgin Independent School District Participating VRDN Series DB 166, 3.56% (Liquidity Facility Deutsche Bank AG) (a)(b)	$ 5,610	$ 5,610
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,535	5,535
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	13,105	13,105
Series PT 1905, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,000	4,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,130	4,130
Galena Park Independent School District Participating VRDN Series BA 07 121, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	6,955	6,955
Goose Creek Independent School District Participating VRDN Series PZ 219, 3.65% (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	10,285	10,285
Grand Prairie Independent School District Participating VRDN:
Series ROC II R 11161, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,800	3,800
Series ROC II R 6096, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,540	10,540
Harlandale Independent School District Participating VRDN Series SGA 100, 3.48% (Liquidity Facility Societe Generale) (a)(b)	7,480	7,480
Harris County Flood Cont. District Participating VRDN Series Putters 1636, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	19,095	19,095
Harris County Gen. Oblig. Participating VRDN:
Series Clipper 07 46, 3.49% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	40,000	40,000
Series EGL 02 6012 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	4,000	4,000
Series Putters 545, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,640	4,640
Series Putters 646, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,170	4,170
Series ROC II R 718 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	9,960	9,960
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,445	6,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County-Houston Sports Auth. Rev. Participating VRDN Series PZ 95, 3.5% (Liquidity Facility BNP Paribas SA) (a)(b)	$ 15,180	$ 15,180
Harris County-Houston Sports Auth. Spl. Rev.:
Participating VRDN Series PZ 65, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,165	8,165
(Rodeo Proj.) Series 2001 C, 3.45% (MBIA Insured), VRDN (a)	19,545	19,545
Hays Consolidated Independent School District Participating VRDN:
Series PT 2543, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,955	3,955
Series Putters 632, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,160	3,160
Houston Arpt. Sys. Rev. Participating VRDN:
Series DB 291, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	13,400	13,400
Series EGL 07 0117, 3.55% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	7,000	7,000
Series MS 845, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	6,005	6,005
Series MSTC 00 98, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	19,965	19,965
Series ROC II R 10283, 3.5% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,560	7,560
Houston Gen. Oblig.:
Participating VRDN:
Series EGL 04 23 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	4,950	4,950
Series Putters 1151, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,515	12,515
Series D, 3.38% 3/10/08 (Liquidity Facility DEPFA BANK PLC), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Bonds Series MS 06 2042, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	9,565	9,565
Series 2006 A, 3.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(f)	37,160	37,160
Houston Independent School District Participating VRDN Series PT 3160, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,360	5,360
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	3,400	3,400

	Principal Amount (000s)	Value (000s)
Houston Util. Sys. Rev.:
Participating VRDN:
Series Austin 07 169, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	$ 11,890	$ 11,890
Series PT 2303, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,615	5,615
Series Putters 669, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	6,380	6,380
Series Putters 906, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Series ROC II R 12050, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	20,895	20,895
Series ROC II R 12096, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	17,000	17,000
Series ROC II R 9096, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	20,900	20,900
Series ROC II R 9097, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,055	8,055
Series A, 3.55% 2/7/08 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	10,000	10,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BA 02 F, 3.5% (Liquidity Facility Bank of America NA) (a)(b)	6,525	6,525
Series MSTC 01 111, 3.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	14,780	14,780
Humble Independent School District Participating VRDN Series Solar 06 20, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	14,375	14,375
Hutto Independent School District Participating VRDN 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	9,380	9,380
Jefferson County Participating VRDN Series PT 1414, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,435	6,435
Judson Independent School District Participating VRDN Series DB 423, 3.5% (Liquidity Facility Deutsche Bank AG) (a)(b)	10,935	10,935
Katy Independent School District Participating VRDN Series PT 1598, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,555	5,555
Keller Independent School District Participating VRDN Series PT 2280, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,570	12,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Klein Independent School District Participating VRDN Series PT 3371, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,225	$ 3,225
La Joya Independent School District Participating VRDN Series ROC RR II 650, 3.5% (Liquidity Facility Citibank NA) (a)(b)	12,375	12,375
Leander Independent School District Participating VRDN:
Series PT 2405, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,210	5,210
Series Putters 507, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,150	7,150
Lewisville Independent School District Participating VRDN Series PT 2089, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,555	5,555
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00 4302, 3.51% (Liquidity Facility Citibank NA) (a)(b)	5,880	5,880
Series A:
3.65% 2/6/08 (Liquidity Facility JPMorgan Chase Bank), CP	10,400	10,400
3.65% 2/6/08 (Liquidity Facility JPMorgan Chase Bank), CP	10,500	10,500
3.44% 2/6/08, LOC JPMorgan Chase Bank, LOC WestLB AG, CP	10,000	10,000
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series ROC II R4530, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,595	5,595
Mansfield Independent School District Participating VRDN Series PA 1174, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,080	10,080
McAllen Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1064, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,845	5,845
Mesquite Independent School District Participating VRDN Series PT 2192, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,215	6,215
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 3.48% (Liquidity Facility Societe Generale) (a)(b)	6,000	6,000
Montgomery County Gen. Oblig. Participating VRDN Series PT 2339, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,820	6,820
North Central Texas Health Facilities Dev. Corp. Rev. Participating VRDN Series PT 913, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,080	12,080

	Principal Amount (000s)	Value (000s)
North East Texas Independent School District Participating VRDN:
Series EGL 07 0123, 3.49% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (a)(b)	$ 8,935	$ 8,935
Series PT 3951, 3.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	14,465	14,465
Series Putters 1395, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,590	8,590
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 593 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	8,440	8,440
Series ROC II R6074, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	14,630	14,630
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series AAB 06 6, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	10,015	10,015
Northwest Texas Independent School District Participating VRDN Series Merlots 07 D80, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,160	2,160
Odessa Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10146, 3.5% (Liquidity Facility Citibank NA) (a)(b)	7,695	7,695
Pasadena Gen. Oblig. Participating VRDN Series Putters 1037, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	11,030	11,030
Plano Independent School District Participating VRDN:
Series Putters 1428:
3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	10,095	10,095
3.7% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,195	5,195
Series ROC II R 2106, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,790	5,790
Richardson Independent School District Participating VRDN Series Putters 1504, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,900	10,900
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.57% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	24,585	24,585
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 1977, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,210	7,210
Series Putters 1121, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	12,970	12,970
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Participating VRDN: - continued
Series Putters 1451, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 3,420	$ 3,420
Series Putters 777, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,230	6,230
Series A:
3.38% 3/10/08, CP	15,000	15,000
3.4% 3/11/08, CP	8,550	8,550
3.5% 3/13/08, CP	9,500	9,500
San Antonio Gen. Oblig. Participating VRDN:
Series Putters PZ 146, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,380	15,380
Series ROC II R7519, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,090	5,090
San Antonio Independent School District Participating VRDN Series PT 1600, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,940	11,940
San Antonio Wtr. Sys. Rev. Participating VRDN:
Series EGL 05 3005 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	6,055	6,055
Series EGL 06 5 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	14,500	14,500
Series Merlots 00 VV, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	21,000	21,000
Series MS 1237, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	18,750	18,750
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series MSTC 01 114, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	9,995	9,995
Seminole Independent School District Participating VRDN Series DB 286, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	14,000	14,000
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 3.53%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Socorro Independent School District Participating VRDN Series Putters 1036, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	9,600	9,600
Springfield Pub. Util. Rev. Participating VRDN Series AAB 07 6, 3.49% (Liquidity Facility Bank of America NA) (a)(b)	11,770	11,770
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2007 A, 3.46% (MBIA Insured), VRDN (a)(f)	55,000	55,000

	Principal Amount (000s)	Value (000s)
Tarrant County Health Facilities Dev. Corp. Health Sys. Rev. Participating VRDN Series Merlots 00 BB, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 7,870	$ 7,870
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.47%, LOC JPMorgan Chase Bank, VRDN (a)	7,900	7,900
Temple Independent School District Participating VRDN Series DB 136, 3.49% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,030	5,030
Texas A&M Univ. Rev.:
Bonds Series 2005 B, 5% 5/15/08	6,500	6,531
Participating VRDN Series ROC II R4005, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,910	4,910
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 3.48% 2/8/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
Texas Gen. Oblig.:
Bonds Series MS 06 2043, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.) (a)(b)(c)	7,270	7,270
Participating VRDN:
Series EGL 06 126, Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	14,400	14,400
Series EGL 07 139, 3.5% (Liquidity Facility Citibank NA) (a)(b)	8,685	8,685
Series MS 1147, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	4,005	4,005
Series PT 3018, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,455	5,455
Series Putters 05 1013A, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,625	3,625
Series Putters 1016, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,285	3,285
Series PZ 108, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	12,390	12,390
Series ROC II R 11157, 3.5% (Liquidity Facility Citibank NA) (a)(b)	3,175	3,175
Series ROC II R 4020, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,330	2,330
Series ROC II R 9089, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,000	4,000
Series Solar 06 57, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	10,295	10,295
TRAN 4.5% 8/28/08	473,100	475,541
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. Participating VRDN Series Putters 1332, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 4,485	$ 4,485
Texas Pub. Fin. Auth. Series 2002 A, 3.4% 3/11/08 (Liquidity Facility Texas Gen. Oblig.), CP	7,300	7,300
Texas State Univ. Sys. Fing. Rev. Participating VRDN:
Series PT 3473, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,090	8,090
Series PT 3474, 3.51% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	12,700	12,700
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	19,375	19,478
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds Series Putters 1329, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	17,030	17,030
Participating VRDN:
Series 07 K66W, 3.54% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,800	6,800
Series MSTC 7026, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	6,425	6,425
Series PT 1173, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	17,755	17,755
Series ROC II R 12011, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,450	6,450
Series UBS 07 48, 3.5% (Liquidity Facility Bank of New York, New York) (a)(b)	3,915	3,915
Texas Wtr. Dev. Board Rev. Participating VRDN Series ROC II R 7051, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,055	9,055
The Colony Wtr. & Swr. Sys. Rev. Bonds Series PT 2369, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,320	7,320
Trinity River Auth. Rev. Participating VRDN Series Putters 1058 B, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	10,055	10,055
United Independent School District Participating VRDN Series PT 3121, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,725	5,725
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 3.48% (Liquidity Facility Societe Generale) (a)(b)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series Putters 411, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 5	$ 5
Univ. of Texas Univ. Revs.:
Bonds Series ROC II R 11077, 3.05%, tender 3/18/08 (Liquidity Facility Citibank NA) (a)(b)(c)	2,555	2,555
Participating VRDN:
Series MS 98 97, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	14,885	14,885
Series Putters 1328, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	13,620	13,620
Series Putters 1604, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	11,875	11,875
Series Putters 584, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,745	18,745
Series Putters 592, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,565	5,565
Series ROC II R 1080, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,780	6,780
White Settlement Independent School District Participating VRDN Series PT 3047, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,035	7,035
Wylie Independent School District Participating VRDN Series PT 2316, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,420	6,420
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,845	2,845
Series Putters 1051, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,810	5,810
		2,413,248
Utah - 1.6%
Central Utah Wtr. Conservatory District Participating VRDN Series PT 2420, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,235	5,235
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series A:
5% 7/1/08 (FSA Insured)	2,500	2,516
6% 7/1/08 (MBIA Insured)	5,000	5,066
Series 1997 B3, 3.65% 3/6/08 (Liquidity Facility Bank of Nova Scotia), CP	45,000	45,000
Series 1998 B4, 3.65% 3/6/08 (Liquidity Facility Bank of Nova Scotia), CP	32,300	32,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Orem Wtr. & Storm Swr. Rev. Participating VRDN Series ROC II R 7506, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	$ 6,205	$ 6,205
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 3.48% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	48,000	48,000
Utah Board of Regency Rev. Participating VRDN Series PT 4321, 3.51% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	11,980	11,980
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series GS 07 63Z, 3.49% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,825	1,825
Series MS 1197, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	20,000	20,000
Series ROC II R 609PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	4,020	4,020
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.75% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,350	16,350
		198,497
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	15,475	15,475
Virginia - 1.5%
Caroline County Indl. Dev. Auth. Econ. Dev. Rev. Series G, 3.52%, LOC Regions Bank of Alabama, VRDN (a)	16,835	16,835
Henrico County Wtr. & Swr. Rev. Participating VRDN Series ROC II R 753 PB, 3.51% (Liquidity Facility Deutsche Postbank AG) (a)(b)	6,275	6,275
Loudoun County Gen. Oblig. Participating VRDN Series Putters 451, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,845	3,845
Portsmouth Gen. Oblig. Participating VRDN Series ROC II R6054, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	8,535	8,535
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 11262, 3.5% (Liquidity Facility Citibank NA) (a)(b)	4,880	4,880
Series ROC II R 6094, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	35,205	35,205
Series ROC II R 9084, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	9,925	9,925

	Principal Amount (000s)	Value (000s)
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 06 17 Class A, 3.51% (Liquidity Facility Citibank NA) (a)(b)	$ 12,200	$ 12,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	27,885	27,885
Virginia Commonwealth Trans. Board Bonds 5.5% 10/1/08	8,000	8,123
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series MS 01 727, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	3,665	3,665
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Floaters 2216, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	16,720	16,720
Virginia Pub. School Auth.:
Bonds Series 7, 4% 4/15/08	10,735	10,745
Participating VRDN Series Putters 139, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	16,870	16,870
		181,708
Washington - 5.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series PT 3449, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,890	6,890
Central Washington Univ. Sys. Rev. Participating VRDN Series PT 2251, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,185	7,185
Clark County Gen. Oblig. Participating VRDN Series Putters 541, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,945	3,945
Clark County School District #114, Evergreen Participating VRDN Series PT 1575, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,090	5,090
Energy Northwest Elec. Rev.:
Bonds (#1 Proj.) Series 2004 A, 5.25% 7/1/08	9,345	9,446
Participating VRDN:
Series PA 825, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,245	6,245
Series PT 1978, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,415	6,415
Series Putters 1282, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,545	10,545
Series Putters 1961, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,305	10,305
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev.: - continued
Participating VRDN: - continued
Series Putters 256, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 4,545	$ 4,545
Series ROC II R4524, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,970	4,970
Everett Gen. Oblig. 3.53%, LOC Bank of America NA, VRDN (a)	5,200	5,200
Goat Hill Properties Lease Rev. Participating VRDN Series Putters 957, 3.51% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	7,255	7,255
King County Gen. Oblig. Participating VRDN:
Series MS 1242, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	13,630	13,630
Series PT 2170, 3.51% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,990	7,990
King County Pub. Hosp. District #2 Participating VRDN Series PT 2469, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,825	7,825
King County Rural Library District Participating VRDN:
Series Putters 1009, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,875	5,875
Series Putters 1015, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,600	5,600
King County School District #401 Highline Pub. Schools Participating VRDN Series ROC RR II R 2151, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,235	5,235
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,525	5,525
Series MS 01 554, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	9,385	9,385
Port of Seattle Rev. Participating VRDN:
Series PT 3043, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,320	8,320
Series PT 3499, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,225	7,225
Port of Tacoma Rev. Participating VRDN Series PT 2164, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,860	7,860
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1604, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,665	8,665
Seattle Solid Waste Rev. Participating VRDN Series MS 06 2202, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	4,385	4,385

	Principal Amount (000s)	Value (000s)
Seattle Wtr. Sys. Rev. Participating VRDN:
Series ROC II R 11144, 3.5% (Liquidity Facility Citibank NA) (a)(b)	$ 11,815	$ 11,815
Series SGA 90, 3.52% (Liquidity Facility Societe Generale) (a)(b)	15,815	15,815
Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)(c)	9,835	9,835
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) 3.53%, LOC Bank of America NA, VRDN (a)	8,885	8,885
Snohomish County Pub. Util. District #1 Series A2, 3.46% (FSA Insured), VRDN (a)	33,550	33,550
Spokane County School District #81 Participating VRDN Series ROC II R4000, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	3,535	3,535
Tacoma Convention Ctr. Participating VRDN Series PT 2344, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,990	5,990
Tacoma Gen. Oblig. Participating VRDN Series PT 2322, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,750	5,750
Thurston County School District #111 Participating VRDN Series Putters 1396, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,250	8,250
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 3.48% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	38,665	38,665
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 2333, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,705	6,705
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 3.51% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	37,230	37,230
Series GS 06 7T, 3.5% (Liquidity Facility Wells Fargo & Co.) (a)(b)	20,695	20,695
Series LB 06 P23U, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	10,000	10,000
Series MS 00 388, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	12,145	12,145
Series PA 3863, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,590	7,590
Series PT 2093, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	11,715	11,715
Series PT 2563, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,380	9,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series PT 3874, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 12,145	$ 12,145
Series Putters 1359, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,410	3,410
Series Putters 1360, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,965	1,965
Series Putters 2192, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	17,255	17,255
Series ROC II R 10034, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	44,845	44,845
Series ROC II R 10093, 3.5% (Liquidity Facility Citibank NA) (a)(b)	12,060	12,060
Series ROC II R 10094, 3.5% (Liquidity Facility Citibank NA) (a)(b)	7,520	7,520
Series ROC II R 12002, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	18,590	18,590
Series ROC II R 12023, 3.56% (Liquidity Facility Citibank NA) (a)(b)	2,740	2,740
Series ROC II R 6090, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,760	7,760
Series ROC II R 7059, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,100	5,100
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series ROC II R510CE, 3.5% (Liquidity Facility Citibank NA) (a)(b)	9,000	9,000
(Seattle Cancer Care Alliance Proj.) 3.52%, LOC KeyBank NA, VRDN (a)	4,150	4,150
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) 3.47%, LOC Bank of America NA, VRDN (a)	44,320	44,320
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Art Museum Proj.) 3.7%, LOC Allied Irish Banks PLC, VRDN (a)	10,600	10,600
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 3.55%, tender 2/14/08 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	18,505	18,505
		663,071
West Virginia - 0.2%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1114, 3.5% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,220	4,220

	Principal Amount (000s)	Value (000s)
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)(c)	$ 15,655	$ 15,655
West Virginia Univ. Revs. Participating VRDN Series PZ 56, 3.7% (Liquidity Facility BNP Paribas SA) (a)(b)	2,215	2,215
		22,090
Wisconsin - 2.7%
Green Bay Wtr. Sys. Rev. Participating VRDN Series PT 2396, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,660	5,660
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	17,000	17,026
4.5% 9/4/08	53,800	54,101
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 3.55% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,070	7,070
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.5% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,000	7,000
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 1166, 3.5% (Liquidity Facility Morgan Stanley) (a)(b)	39,440	39,440
Series Putters 1321, 3.51% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,125	4,125
Series Putters 531, 3.5% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,410	8,410
TRAN 4.5% 6/16/08	60,500	60,702
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 318, 3.48% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	11,000	11,000
Series MT 389, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,750	6,750
Series PT 543, 3.51% (Liquidity Facility Bank of New York, New York) (a)(b)	13,335	13,335
Series PT 761, 3.48% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	4,200	4,200
Series RobIns 03 A, 3.51% (Liquidity Facility Bank of New York, New York) (a)(b)	7,400	7,400
(Gundersen Lutheran Clinic Proj.) Series B, 3.67% (FGIC Insured), VRDN (a)	10,590	10,590
(Riverview Hosp. Assoc. Proj.) Series 2001, 3.8%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Petroleum Inspection Fee Rev. Series 2002, 3.41% 3/10/08, CP	$ 16,300	$ 16,300
Wisconsin Trans. Rev.:
Participating VRDN:
Series MS 06 1864, 3.49% (Liquidity Facility Rabobank Nederland Coop. Central) (a)(b)	7,564	7,564
Series ROC II R 7500, 3.5% (Liquidity Facility Citigroup, Inc.) (a)(b)	7,360	7,360
Series 1997 A, 3.5% 3/6/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	30,000	30,000
		325,233
Wyoming - 0.2%
Lincoln County Poll. Cont. Rev. (Exxon Co. Proj.) Series 1985, 3.65%, VRDN (a)	19,600	19,600
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.44% (d)(e)	298,586	$ 298,586
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $12,160,404)		12,160,404
NET OTHER ASSETS - (0.2)%		(24,663)
NET ASSETS - 100%		$ 12,135,741
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $263,260,000 or 2.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota)	4/26/06	$ 4,935
Chicago Board of Ed. Bonds Series PT 3010, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	4/26/07	$ 16,390
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series PT 3356, 3.73%, tender 2/28/08 (Liquidity Facility Dexia Cr. Local de France)	1/12/06	$ 9,605
Clackamas County School District #7J Bonds Series PT 3066, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/20/07	$ 9,405
Colorado Wtr. Resources and Pwr. Dev. Auth. Wastewtr. Rev. Bonds Series PT 2781, 3.8%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	5/19/05	$ 14,010
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06 - 8/30/07	$ 13,700
District of Columbia Gen. Oblig. Participating VRDN Series ROC II R 11063, 3.55% (Liquidity Facility Citibank NA)	6/6/07	$ 10,025
District of Columbia Gen. Oblig. Participating VRDN Series ROC II R 11072, 3.5% (Liquidity Facility Citibank NA)	6/8/07	$ 10,025
Essex County Impt. Auth. Rev. Participating VRDN Series PT 4003, 3.78% (Liquidity Facility Dexia Cr. Local de France)	4/4/07	$ 14,080
Florida Muni. Ln. Council Rev. Bonds Series PT 2528, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	5/24/06	$ 6,745
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.5% tender 12/6/08 (Liquidity Facility Bank of America NA)	9/14/05	$ 8,000
Goose Creek Independent School District Participating VRDN Series PZ 219, 3.65% (Liquidity Facility Wells Fargo & Co.)	3/15/07	$ 10,285
Security	Acquisition Date	Cost (000s)
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Bonds Series MS 06 2042, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	8/29/07	$ 9,565
Maricopa Unified School District No. 48 Participating VRDN Series PT 4020, 3.48% (Liquidity Facility Dexia Cr. Local de France)	11/19/07	$ 4,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series ROC II R 11075, 3.5% (Liquidity Facility Citibank NA)	6/13/07 - 9/13/07	$ 10,300
New Jersey Econ. Dev. Auth. Rev. Bonds Series PT 3824, 3.73%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	5/15/07	$ 24,940
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.)	8/21/06	$ 3,880
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 06 2, 3.82% (Liquidity Facility U.S. Bank NA, Minnesota)	8/2/06	$ 9,835
Texas Gen. Oblig. Bonds Series MS 06 2043, 3.45%, tender 3/13/08 (Liquidity Facility Wells Fargo & Co.)	8/29/07	$ 7,270
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series Putters 1329, 3.53%, tender 2/15/08 (Liquidity Facility JPMorgan Chase Bank)	6/29/06 - 6/28/07	$ 17,030
Security	Acquisition Date	Cost (000s)
The Colony Wtr. & Swr. Sys. Rev. Bonds Series PT 2369, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/2/05	$ 7,320
Univ. of Illinois Ctfs. of Prtn. Bonds Series PT 2328, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/3/06	$ 5,200
Univ. of Texas Univ. Revs. Bonds Series ROC II R 11077, 3.05%, tender 3/18/08 (Liquidity Facility Citibank NA)	9/13/07	$ 2,555
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds Series Merlots 00 A14, 3.55%, tender 2/14/08 (Liquidity Facility Wachovia Bank NA)	11/15/07	$ 18,505
West Virginia Higher Ed. Policy Commission Rev. Participating VRDN Series Solar 06 50, 3.75% (Liquidity Facility U.S. Bank NA, Minnesota)	4/18/06 - 10/10/06	$ 15,655

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 6,357
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $12,160,404,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2007

1.811324.103

TO-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 12.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation-Indexed Notes - 12.8%
1/15/08	3.63%	$ 485,580	$ 486,606
U.S. Treasury Obligations - 91.4%

U.S. Treasury Bills - 79.7%
1/3/08 to 7/3/08	1.25 to 4.48	3,052,539	3,033,982
U.S. Treasury Notes - 11.7%
2/15/08 to 5/15/08	3.39 to 5.10	444,675	443,446
TOTAL U.S. TREASURY OBLIGATIONS			3,477,428
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $3,964,034)	3,964,034
NET OTHER ASSETS - (4.2)%	(158,114)
NET ASSETS - 100%	$ 3,805,920
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,964,034,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2007

1.811325.103

TRES-QTLY-0208

Investments December 31, 2007 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 3.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 3.9%
5/8/08 to 6/26/08	3.38 to 3.87%	$ 1,126,385	$ 1,108,513
Repurchase Agreements - 96.2%
	Maturity Amount (000s)
In a joint trading account at:
1.28% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Treasury Obligations) #	$ 373,564	373,537
1.47% dated 12/31/07 due 1/2/08 (Collateralized by U.S. Treasury Obligations) #	25,172,349	25,170,298
With:
BNP Paribas Securities Corp. At 3.25%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Treasury Obligations valued at $895,177,572, 1.63% - 8.88%, 2/14/08 - 4/15/32)	874,158	874,000
UBS Warburg LLC At:
4.4%, dated 10/4/07 due 6/30/08 (Collateralized by U.S. Treasury Obligations valued at $220,061,622, 1.63% - 2%, 6/12/08 - 1/15/15)	212,798	206,000
5.2%, dated:
4/12/07 due 1/9/08 (Collateralized by U.S. Treasury Obligations valued at $119,301,048, 7.5% - 8.75%, 6/12/08 - 11/15/24)	116,400	112,000
5/4/07 due 1/29/08 (Collateralized by U.S. Treasury Obligations valued at $101,102,975, 0% - 6.13%, 6/12/08 - 5/15/31)	98,705	95,000
5.21%, dated 5/24/07 due 5/22/08 (Collateralized by U.S. Treasury Obligations valued at $101,101,690, 0.88% - 1.88%, 6/12/08 - 7/15/13)	100,018	95,000
5.25%, dated 6/1/07 due 5/30/08 (Collateralized by U.S. Treasury Obligations valued at $101,100,539, 0%, 6/12/08 - 11/15/36)	100,043	95,000

	Maturity Amount (000s)	Value (000s)
5.3%, dated 6/8/07 due 6/6/08 (Collateralized by U.S. Treasury Obligations valued at $101,102,188, 1.88% - 2%, 6/12/08 - 1/15/16)	$ 100,091	$ 95,000
TOTAL REPURCHASE AGREEMENTS		27,115,835
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $28,224,348)	28,224,348
NET OTHER ASSETS - (0.1)%	(38,456)
NET ASSETS - 100%	$ 28,185,892
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$373,537,000 due 1/02/08 at 1.28%
Banc of America Securities LLC	$ 70,988
Barclays Capital, Inc.	121,860
Goldman, Sachs & Co.	180,689
$ 373,537
$25,170,298,000 due 1/02/08 at 1.47%
ABN AMRO Bank N.V., New York Branch	$ 1,329,083
BNP Paribas Securities Corp.	825,592
Banc of America Securities LLC	1,770,812
Barclays Capital, Inc.	185,935
Bear Stearns & Co., Inc.	3,098,922
Credit Suisse Securities (USA) LLC	442,703
Deutsche Bank Securities, Inc.	796,866
Dresdner Kleinwort Securities LLC	2,213,516
Fortis Securities LLC	1,770,812
Goldman, Sachs & Co.	947,385
HSBC Securities (USA), Inc.	219,069
ING Financial Markets LLC	1,770,812
Lehman Brothers, Inc.	5,371,760
Merrill Lynch Government Securities, Inc.	4,427,031
$ 25,170,298
Income Tax Information
At December 31, 2007, the aggregate cost of investment securities for income tax purposes was $28,224,348,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 29, 2008